UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915
Exact name of registrant as specified in charter:	Prudential Investment Portfolios 16
Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street, Newark, New Jersey 07102
Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Registrant’s telephone number, including area code:	800-225-1852
Date of fiscal year end:	7/31/2014
Date of reporting period:	1/31/2014

Item 1 –	Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

TARGET CONSERVATIVE ALLOCATION FUND

SEMIANNUAL REPORT • JANUARY 31, 2014

Fund Type

Balanced/Allocation

Objective

Current income and reasonable level of capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), a Prudential Financial company. ©2014 Prudential Financial, Inc. and its related entities. Prudential Investments, Prudential, the Prudential logo, Bring Your Challenges, Target, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

March 14, 2014

Dear Shareholder:

We hope you find the semiannual report for the Target Conservative Allocation Fund informative and useful. The report covers performance for the six-month period that ended January 31, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

A diversified asset allocation offers two potential advantages: It limits your exposure to any particular asset class; plus it provides a better opportunity to invest some of your assets in the right place at the right time. Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

We are dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risk. We believe our Target Conservative Allocation Fund, which is managed by institutional quality asset managers selected and monitored by our research team, will help you to achieve broad, actively managed diversification at a targeted risk/return balance with a single investment purchase.

Thank you for choosing the Target Conservative Allocation Fund.

Sincerely,

Stuart S. Parker, President

Target Conservative Allocation Fund

Target Conservative Allocation Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 1/31/14
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	4.69%	8.94%	69.30%	70.30%	—
Class B	4.28	8.08	63.15	57.97	—
Class C	4.19	7.99	63.01	57.85	—
Class R	4.54	8.59	67.20	N/A	62.88% (10/4/04)
Class X	4.28	8.08	63.15	N/A	55.73 (10/4/04)
Class Z	4.83	9.25	71.51	74.69	—
Customized Blend	4.11	8.74	69.29	79.09	—
S&P 500 Index	6.85	21.51	140.50	93.60	—
Lipper Mixed-Asset Target Allocation Conservative Funds Avg.	2.97	4.64	60.85	59.07	—

Average Annual Total Returns (With Sales Charges) as of 12/31/13
		One Year	Five Years	Ten Years	Since Inception
Class A		5.67%	9.12%	5.11%	—
Class B		6.07	9.40	4.91	—
Class C		9.97	9.52	4.90	—
Class R		11.47	10.06	N/A	5.50% (10/4/04)
Class X		5.07	9.12	N/A	5.00 (10/4/04)
Class Z		12.03	10.63	5.96	—
Customized Blend		11.09	10.31	6.18	—
S&P 500 Index		32.37	17.93	7.40	—
Lipper Mixed-Asset Target Allocation Conservative Funds Avg.		6.76	9.58	4.86	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class R	Class X	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Year 1) 4% (Year 2) 3% (Year 3) 2% (Year 4) 1% (Years 5/6) 0% (Year 7)	1% on sales made within 12 months of purchase	None	6% (Year 1) 5% (Year 2) 4% (Years 3/4) 3% (Year 5) 2% (Years 6/7) 1% (Year 8) 0% (Year 9)	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	.75% (.50% currently)	1%	None

Class X shares are closed to new initial purchases. Class X shares are only available through exchanges from the same class of shares of certain other Prudential Investments funds.

Benchmark Definitions

Customized Blend

The Customized Benchmark for the Target Conservative Allocation Fund (Customized Blend) is a model portfolio consisting of the Russell 3000 Index (40%) and the Barclays U.S. Aggregate Bond Index (60%). The Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. It is intended to provide a theoretical comparison to the Fund’s performance, based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Barclays U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed. Customized Blend Closest Month-End to Inception cumulative total return as of 1/31/14 is 76.67% for Class R and Class X. Customized Blend Closest Month-End to Inception average annual total return as of 12/31/13 is 6.39% for Class R and Class X.

Target Conservative Allocation Fund	3

Your Fund’s Performance (continued)

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total return as of 1/31/14 is 94.23% for Class R and Class X. S&P 500 Index Closest Month-End to Inception average annual total return as of 12/31/13 is 7.85% for Class R and Class X.

Lipper Mixed-Asset Target Allocation Conservative Funds Average

The Lipper Mixed-Asset Target Allocation Conservative Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Conservative Funds category for the periods noted. Funds in the Lipper Average have a primary investment objective of conserving principal by maintaining at all times a balanced portfolio of both stocks and bonds. Mixed-Asset Funds are funds that, by portfolio practice, maintain a mix of between 20% and 40% equity securities, with the remainder invested in bonds, cash, and cash equivalents. Lipper Average Closest Month-End to Inception cumulative total return as of 1/31/14 is 56.73% for Class R and Class X. Lipper Average Closest Month-End to Inception average annual total return as of 12/31/13 is 4.99% for Class R and Class X.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

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Target Conservative Allocation Fund	5

Your Fund’s Performance (continued)

Source: Lipper Inc.

The chart above shows the total returns for six-months ended January 31, 2014, of various securities indexes that are generally considered representative of broad market sectors. It does not reflect a mutual fund’s expenses. The performance cited does not represent the performance of the Target Conservative Allocation Fund. Past performance is not indicative of future results. Investors cannot invest directly in an index or average.

The Russell 3000® Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Barclays U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. Government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2013, at the beginning of the period, and held through the six-month period ended January 31, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Target Conservative Allocation Fund	7

Fees and Expenses (continued)

Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Conservative Allocation Fund		Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,046.90	1.52%	$7.84
	Hypothetical	$1,000.00	$1,017.54	1.52%	$7.73

Class B	Actual	$1,000.00	$1,042.80	2.27%	$11.69
	Hypothetical	$1,000.00	$1,013.76	2.27%	$11.52

Class C	Actual	$1,000.00	$1,041.90	2.27%	$11.68
	Hypothetical	$1,000.00	$1,013.76	2.27%	$11.52

Class R	Actual	$1,000.00	$1,045.40	1.77%	$9.13
	Hypothetical	$1,000.00	$1,016.28	1.77%	$9.00

Class X	Actual	$1,000.00	$1,042.80	2.25%	$11.59
	Hypothetical	$1,000.00	$1,013.86	2.25%	$11.42

Class Z	Actual	$1,000.00	$1,048.30	1.27%	$6.56
	Hypothetical	$1,000.00	$1,018.80	1.27%	$6.46

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2014, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the period ended January 31, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.57%	1.52%
B	2.27	2.27
C	2.27	2.27
R	2.02	1.77
X	2.25	2.25
Z	1.27	1.27

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Target Conservative Allocation Fund	9

Portfolio of Investments

as of January 31, 2014 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 102.1%

COMMON STOCKS 41.0%

Aerospace & Defense 1.5%
510	B/E Aerospace, Inc.(a)	$40,530
2,400	Boeing Co. (The)	300,624
900	Embraer SA, ADR (Brazil)	27,621
175	Esterline Technologies Corp.(a)	18,016
1,745	Hexcel Corp.(a)	72,732
2,590	Honeywell International, Inc.	236,286
1,300	Lockheed Martin Corp.	196,183
293	Moog, Inc. (Class A Stock)(a)	17,597
3,000	Northrop Grumman Corp.	346,650
1,840	Precision Castparts Corp.	468,740
187	Teledyne Technologies, Inc.(a)	17,180

		1,742,159

Air Freight & Logistics 0.1%
2,745	Expeditors International of Washington, Inc.	112,161

Airlines
397	American Airlines Group, Inc.(a)	13,320
2,366	JetBlue Airways Corp.(a)	20,726

		34,046

Auto Components 0.4%
3,645	Delphi Automotive PLC (United Kingdom)	221,944
3,200	Johnson Controls, Inc.	147,584
900	Lear Corp.	65,097
600	Magna International, Inc. (Canada)	50,910
320	Tenneco, Inc.(a)	18,189

		503,724

Automobiles 0.2%
16,700	Ford Motor Co.	249,832

Beverages 0.4%
1,120	Constellation Brands, Inc. (Class A Stock)(a)	85,870
3,771	Diageo PLC (United Kingdom)	111,834
1,700	Molson Coors Brewing Co. (Class B Stock)	89,488
1,775	PepsiCo, Inc.	142,639
786	Pernod-Ricard SA (France)	84,410

		514,241

See Notes to Financial Statements.

Target Conservative Allocation Fund	11

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Biotechnology 1.5%
553	Acorda Therapeutics, Inc.(a)	$16,231
190	Aegerion Pharmaceuticals, Inc.(a)	11,396
1,840	Alexion Pharmaceuticals, Inc.(a)	292,063
800	Amgen, Inc.	95,160
1,278	Biogen Idec, Inc.(a)	399,554
1,601	Celgene Corp.(a)	243,240
2,384	Cell Therapeutics, Inc.(a)	7,605
270	Cubist Pharmaceuticals, Inc.(a)	19,734
4,950	Gilead Sciences, Inc.(a)	399,217
20	Intercept Pharmaceuticals, Inc.(a)	6,018
272	Isis Pharmaceuticals, Inc.(a)	13,888
225	NPS Pharmaceuticals, Inc.(a)	8,050
330	Ophthotech Corp.(a)	10,194
410	Regeneron Pharmaceuticals, Inc.(a)	118,322
394	Seattle Genetics, Inc.(a)	17,675
539	Theravance, Inc.(a)	19,846
469	United Therapeutics Corp.(a)	48,129

		1,726,322

Building Products 0.1%
200	Lennox International, Inc.	17,312
1,204	PGT, Inc.(a)	12,859
270	Trex Co., Inc.(a)	18,989
328	USG Corp.(a)	10,037

		59,197

Capital Markets 1.0%
1,115	Affiliated Managers Group, Inc.(a)	222,152
1,475	Ares Capital Corp.	26,122
2,000	Bank of New York Mellon Corp. (The)	63,920
1,408	BlackRock, Inc.	423,062
369	Eaton Vance Corp.	14,048
500	Goldman Sachs Group, Inc. (The)	82,060
400	LPL Financial Holdings, Inc.	21,412
4,610	Morgan Stanley	136,041
411	Raymond James Financial, Inc.	20,924
1,400	State Street Corp.	93,730
706	Stifel Financial Corp.(a)	31,876
500	TCP Capital Corp.	8,660

		1,144,007

See Notes to Financial Statements.

12

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Chemicals 1.2%
1,210	Airgas, Inc.	$124,920
442	Cabot Corp.	21,512
3,535	E.I. du Pont de Nemours & Co.	215,670
1,014	Huntsman Corp.	22,227
3,163	Monsanto Co.	337,018
500	PPG Industries, Inc.	91,180
2,455	Praxair, Inc.	306,188
448	Quaker Chemical Corp.	30,961
258	Scotts Miracle-Gro Co. (The) (Class A Stock)	15,323
778	Sherwin-Williams Co. (The)	142,576
308	Valspar Corp. (The)	21,646

		1,329,221

Commercial Banks 1.0%
250	Associated Banc-Corp.	4,118
900	BB&T Corp.	33,669
450	Capital Bank Financial Corp. (Class A Stock)(a)	10,372
5,080	CIT Group, Inc.	236,474
4,300	Fifth Third Bancorp	90,386
1,305	FirstMerit Corp.	26,557
325	Fulton Financial Corp.	4,014
325	Hancock Holding Co.	11,245
1,300	PNC Financial Services Group, Inc. (The)	103,844
350	Prosperity Bancshares, Inc.	21,896
572	Trustmark Corp.	13,591
307	UMB Financial Corp.	18,202
400	Union First Market Bankshares Corp.	9,228
425	United Bankshares, Inc.	12,703
775	Webster Financial Corp.	23,513
11,001	Wells Fargo & Co.	498,785

		1,118,597

Commercial Services & Supplies
725	KAR Auction Services, Inc.	20,169
100	McGrath RentCorp	3,662
562	Waste Connections, Inc.	22,975

		46,806

Communications Equipment 0.5%
709	Aruba Networks, Inc.(a)	13,975

See Notes to Financial Statements.

Target Conservative Allocation Fund	13

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Communications Equipment (cont’d.)
11,300	Cisco Systems, Inc.	$247,583
75	CommScope Holding Co., Inc.(a)	1,345
742	Ixia(a)	9,490
225	Palo Alto Networks, Inc.(a)	13,376
4,450	QUALCOMM, Inc.	330,279

		616,048

Computers & Peripherals 1.2%
1,158	Apple, Inc.	579,695
14,319	EMC Corp.	347,092
7,800	Hewlett-Packard Co.	226,200
3,410	Seagate Technology PLC	180,253

		1,333,240

Construction & Engineering 0.1%
593	Foster Wheeler AG (Switzerland)(a)	17,778
575	MasTec, Inc.(a)	20,666
513	Northwest Pipe Co.(a)	17,996
267	URS Corp.	13,403

		69,843

Construction Materials
470	Texas Industries, Inc.(a)	35,353

Consumer Finance 0.7%
2,910	American Express Co.	247,408
4,400	Capital One Financial Corp.	310,684
340	Cash America International, Inc.	12,488
200	First Cash Financial Services, Inc.(a)	9,828
7,500	SLM Corp.	170,700

		751,108

Containers & Packaging
2,100	Graphic Packaging Holding Co.(a)	19,950
225	Packaging Corp. of America	14,535
400	Silgan Holdings, Inc.	18,332

		52,817

Distributors
1,960	LKQ Corp.(a)	53,057

See Notes to Financial Statements.

14

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Diversified Consumer Services
175	Grand Canyon Education, Inc.(a)	$7,669
550	Hillenbrand, Inc.	14,888
117	Sotheby’s	5,607

		28,164

Diversified Financial Services 1.8%
26,753	Bank of America Corp.	448,113
8,555	Citigroup, Inc.	405,764
4,415	CME Group, Inc.	330,065
1,556	IntercontinentalExchange Group, Inc.	324,877
10,100	JPMorgan Chase & Co.	559,136

		2,067,955

Diversified Telecommunication Services 0.3%
5,300	AT&T, Inc.	176,596
5,000	CenturyLink, Inc.	144,300

		320,896

Electric Utilities 0.5%
3,500	American Electric Power Co., Inc.	170,835
900	Edison International	43,344
5,700	Exelon Corp.	165,300
5,200	PPL Corp.	158,964
1,700	Southern Co. (The)	70,108

		608,551

Electrical Equipment 0.4%
4,110	AMETEK, Inc.	203,116
481	EnerSys, Inc.	32,737
608	Franklin Electric Co., Inc.	24,223
1,495	Roper Industries, Inc.	205,174
920	Thermon Group Holdings, Inc.(a)	24,913

		490,163

Electronic Equipment, Instruments & Components 0.4%
766	Checkpoint Systems, Inc.(a)	10,218
562	Coherent, Inc.(a)	37,564
11,800	Corning, Inc.	203,078
616	FLIR Systems, Inc.	19,540
1,068	InvenSense, Inc.(a)	21,029

See Notes to Financial Statements.

Target Conservative Allocation Fund	15

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)
371	IPG Photonics Corp.(a)	$24,809
318	Itron, Inc.(a)	12,841
426	Littelfuse, Inc.	38,127
500	Sanmina Corp.(a)	8,360
875	TE Connectivity Ltd. (Switzerland)	49,446

		425,012

Energy Equipment & Services 0.6%
325	Atwood Oceanics, Inc.(a)	15,405
459	Bristow Group, Inc.	32,951
2,160	Cameron International Corp.(a)	129,535
140	Core Laboratories NV	25,049
1,400	Ensco PLC (Class A Stock)	70,518
650	Forum Energy Technologies, Inc.(a)	16,328
332	Geospace Technologies Corp.(a)	26,401
4,185	National Oilwell Varco, Inc.	313,917
1,314	Newpark Resources, Inc.(a)	14,927

		645,031

Food & Staples Retailing 1.1%
1,566	Costco Wholesale Corp.	175,956
7,145	CVS Caremark Corp.	483,859
448	Fresh Market, Inc. (The)(a)	15,662
4,300	Kroger Co. (The)	155,230
871	Natural Grocers by Vitamin Cottage, Inc.(a)	33,072
2,275	Rite Aid Corp.(a)	12,626
417	United Natural Foods, Inc.(a)	28,177
2,700	Wal-Mart Stores, Inc.	201,636
3,000	Walgreen Co.	172,050

		1,278,268

Food Products 0.6%
5,400	ConAgra Foods, Inc.	171,666
1,133	Danone (France)	74,799
900	Kellogg Co.	52,182
1,304	Mead Johnson Nutrition Co.	100,265
6,650	Mondelez International, Inc. (Class A Stock)	217,787
140	Pinnacle Foods, Inc.	3,780
1,420	WhiteWave Foods Co. (The) (Class A Stock)(a)	34,378

		654,857

See Notes to Financial Statements.

16

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Gas Utilities
275	Atmos Energy Corp.	$13,203
129	ONEOK, Inc.	8,835
318	South Jersey Industries, Inc.	16,962
431	WGL Holdings, Inc.	16,283

		55,283

Health Care Equipment & Supplies 0.8%
5,620	Abbott Laboratories	206,029
250	Alere, Inc.(a)	9,475
285	Align Technology, Inc.(a)	16,935
851	ArthroCare Corp.(a)	38,618
634	Cantel Medical Corp.	20,098
549	Cooper Cos., Inc. (The)	68,230
3,138	Covidien PLC	214,137
75	Cyberonics, Inc.(a)	5,010
292	Endologix, Inc.(a)	4,672
375	Integra LifeSciences Holdings Corp.(a)	17,422
3,200	Medtronic, Inc.	180,992
201	Natus Medical, Inc.(a)	5,204
260	Sirona Dental Systems, Inc.(a)	18,704
179	Spectranetics Corp. (The)(a)	4,658
200	Teleflex, Inc.	18,728
823	Thoratec Corp.(a)	28,756
700	Zimmer Holdings, Inc.	65,779

		923,447

Health Care Providers & Services 1.3%
570	Air Methods Corp.(a)	29,315
1,586	Catamaran Corp.(a)	77,111
863	Centene Corp.(a)	52,298
2,100	Cigna Corp.	181,251
375	Community Health Systems, Inc.(a)	15,529
4,014	Express Scripts Holding Co.(a)	299,806
654	Healthways, Inc.(a)	10,013
700	Humana, Inc.	68,110
150	LifePoint Hospitals, Inc.(a)	7,951
404	MEDNAX, Inc.(a)	22,478
29	MWI Veterinary Supply, Inc.(a)	5,401
474	Team Health Holdings, Inc.(a)	20,458
7,520	UnitedHealth Group, Inc.	543,546
1,300	WellPoint, Inc.	111,800

		1,445,067

See Notes to Financial Statements.

Target Conservative Allocation Fund	17

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Technology 0.2%
70	athenahealth, Inc.(a)	$10,318
2,878	Cerner Corp.(a)	163,729
1,888	MedAssets, Inc.(a)	41,612
96	Medidata Solutions, Inc.(a)	6,058

		221,717

Hotels, Restaurants & Leisure 1.2%
512	Bally Technologies, Inc.(a)	37,540
50	Bob Evans Farms, Inc.	2,512
320	Chuy’s Holdings, Inc.(a)	11,558
14,712	International Game Technology	212,294
410	International Speedway Corp. (Class A Stock)	13,764
300	Jack in the Box, Inc.(a)	15,171
3,410	Las Vegas Sands Corp.	260,933
394	Life Time Fitness, Inc.(a)	16,217
1,780	Marriott International, Inc. (Class A Stock)	87,754
500	McDonald’s Corp.	47,085
1,618	Orient-Express Hotels Ltd. (Class A Stock)(a)	22,911
336	Pinnacle Entertainment, Inc.(a)	7,342
167	Potbelly Corp.(a)	3,786
2,390	Starbucks Corp.	169,977
1,635	Wynn Resorts Ltd.	355,482
1,926	Yum! Brands, Inc.	129,331

		1,393,657

Household Durables 0.1%
225	Harman International Industries, Inc.	23,272
74	Helen of Troy Ltd.(a)	4,073
414	Meritage Homes Corp.(a)	20,108
100	Ryland Group, Inc. (The)	4,464
616	Universal Electronics, Inc.(a)	22,016

		73,933

Household Products 0.1%
1,928	Colgate-Palmolive Co.	118,051

Independent Power Producers & Energy Traders 0.1%
4,300	NRG Energy, Inc.	119,755

See Notes to Financial Statements.

18

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Industrial Conglomerates 0.6%
5,988	Danaher Corp.	$445,447
10,400	General Electric Co.	261,352

		706,799

Insurance 1.6%
8,600	Allstate Corp. (The)	440,320
1,323	American Equity Investment Life Holding Co.	29,040
11,085	American International Group, Inc.	531,637
350	Aspen Insurance Holdings Ltd.	13,615
1,050	CNO Financial Group, Inc.	17,787
512	HCC Insurance Holdings, Inc.	21,970
534	Horace Mann Educators Corp.	14,899
775	Maiden Holdings Ltd.	8,509
6,135	Marsh & McLennan Cos., Inc.	280,431
5,310	MetLife, Inc.	260,455
200	Platinum Underwriters Holdings Ltd.	11,368
513	Protective Life Corp.	25,142
257	Reinsurance Group of America, Inc.	19,190
283	State Auto Financial Corp.	5,428
1,100	Travelers Cos., Inc. (The)	89,408
537	United Fire Group, Inc.	13,479
3,500	Unum Group	112,700

		1,895,378

Internet & Catalog Retail 0.6%
892	Amazon.com, Inc.(a)	319,951
350	priceline.com, Inc.(a)	400,712

		720,663

Internet Software & Services 1.9%
784	Angie’s List, Inc.(a)	14,065
622	Cornerstone OnDemand, Inc.(a)	35,485
338	Demandware, Inc.(a)	21,524
512	Digital River, Inc.(a)	9,001
234	E2open, Inc.(a)	5,604
5,090	eBay, Inc.(a)	270,788
6,320	Facebook, Inc. (Class A Stock)(a)	395,442
973	Google, Inc. (Class A Stock)(a)	1,149,084
505	LinkedIn Corp. (Class A Stock)(a)	108,681
672	Marin Software, Inc.(a)	6,633

See Notes to Financial Statements.

Target Conservative Allocation Fund	19

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Internet Software & Services (cont’d.)
680	Trulia, Inc.(a)	$23,480
520	Twitter, Inc.(a)	33,540
1,950	Yahoo!, Inc.(a)	70,239

		2,143,566

IT Services 1.6%
550	Broadridge Financial Solutions, Inc.	19,959
3,294	Cognizant Technology Solutions Corp. (Class A Stock)(a)	319,254
275	EPAM Systems, Inc.(a)	11,248
1,320	FleetCor Technologies, Inc.(a)	140,342
285	Global Payments, Inc.	18,836
600	International Business Machines Corp.	106,008
225	Jack Henry & Associates, Inc.	12,551
5,537	MasterCard, Inc. (Class A Stock)	419,040
986	Sapient Corp.(a)	15,806
700	Teradata Corp.(a)	28,784
2,515	Visa, Inc. (Class A Stock)	541,806
14,800	Xerox Corp.	160,580

		1,794,214

Leisure Equipment & Products
259	Polaris Industries, Inc.	32,427

Life Sciences Tools & Services 0.9%
6,445	Agilent Technologies, Inc.	374,777
215	Covance, Inc.(a)	20,330
152	Furiex Pharmaceuticals, Inc.(a)	7,047
890	Illumina, Inc.(a)	135,280
244	PAREXEL International Corp.(a)	11,910
4,132	Thermo Fisher Scientific, Inc.	475,758

		1,025,102

Machinery 0.9%
400	Actuant Corp. (Class A Stock)	13,688
187	Chart Industries, Inc.(a)	15,977
398	Colfax Corp.(a)	23,980
2,092	Cummins, Inc.	265,642
5,070	Ingersoll-Rand PLC	298,065
1,019	Joy Global, Inc.	53,793
759	Manitowoc Co., Inc. (The)	21,594

See Notes to Financial Statements.

20

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Machinery (cont’d.)
1,800	PACCAR, Inc.	$100,800
800	Parker Hannifin Corp.	90,696
425	Rexnord Corp.(a)	11,042
249	Snap-on, Inc.	24,937
900	Stanley Black & Decker, Inc.	69,660
359	Timken Co.	20,222
331	TriMas Corp.(a)	11,519
1,000	Wabash National Corp.(a)	13,710
145	WABCO Holdings, Inc.(a)	12,502
342	Woodward, Inc.	14,655

		1,062,482

Media 2.0%
490	AMC Networks, Inc. (Class A Stock)(a)	31,576
1,500	CBS Corp. (Class B Stock)	88,080
10,616	Comcast Corp. (Special Class A Stock)	555,748
3,280	Discovery Communications, Inc. (Class A Stock)(a)	261,678
3,900	Interpublic Group of Cos., Inc. (The)	63,648
1,020	Time Warner Cable, Inc.	135,935
5,530	Time Warner, Inc.	347,450
10,620	Twenty-First Century Fox, Inc.	337,928
1,810	Viacom, Inc. (Class B Stock)	148,601
3,860	Walt Disney Co. (The)	280,275

		2,250,919

Metals & Mining 0.2%
453	AMCOL International Corp.	15,434
4,700	Freeport-McMoRan Copper & Gold, Inc.	152,327
200	Globe Specialty Metals, Inc.	3,496
200	Reliance Steel & Aluminum Co.	13,990
797	RTI International Metals, Inc.(a)	24,802

		210,049

Multi-Utilities 0.2%
5,600	Public Service Enterprise Group, Inc.	186,704

Multiline Retail 0.2%
1,700	Macy’s, Inc.	90,440
3,100	Target Corp.	175,584

		266,024

See Notes to Financial Statements.

Target Conservative Allocation Fund	21

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 2.2%
1,660	Anadarko Petroleum Corp.	$133,945
570	Antero Resources Corp.(a)	33,482
3,280	Cabot Oil & Gas Corp.	131,134
3,000	Chesapeake Energy Corp.	80,730
2,300	Chevron Corp.	256,749
2,400	ConocoPhillips	155,880
145	Diamondback Energy, Inc.(a)	7,537
533	Gulfport Energy Corp.(a)	32,486
3,603	HollyFrontier Corp.	166,819
7,500	Marathon Oil Corp.	245,925
3,700	Murphy Oil Corp.	209,457
1,953	Noble Energy, Inc.	121,731
525	Oasis Petroleum, Inc.(a)	21,950
1,241	Pioneer Natural Resources Co.	210,126
840	Rice Energy, Inc.(a)	19,757
5,200	Royal Dutch Shell PLC, ADR (Netherlands)	359,320
794	Swift Energy Co.(a)	9,830
5,700	Total SA, ADR (France)	325,869

		2,522,727

Paper & Forest Products 0.4%
175	Clearwater Paper Corp.(a)	9,966
8,515	International Paper Co.	406,506

		416,472

Personal Products 0.1%
275	Elizabeth Arden, Inc.(a)	7,458
1,829	Estee Lauder Cos., Inc. (The) (Class A Stock)	125,725

		133,183

Pharmaceuticals 2.4%
6,610	AbbVie, Inc.	325,410
1,480	Actavis PLC(a)	279,690
4,700	AstraZeneca PLC, ADR (United Kingdom)	298,450
5,450	Bristol-Myers Squibb Co.	272,337
2,100	Eli Lilly & Co.	113,421
3,800	Johnson & Johnson	336,186
4,000	Merck & Co., Inc.	211,880
1,000	Novartis AG, ADR (Switzerland)	79,070
1,112	Perrigo Co. PLC	173,094

See Notes to Financial Statements.

22

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
5,700	Pfizer, Inc.	$173,280
208	Salix Pharmaceuticals Ltd.(a)	20,247
2,700	Sanofi, ADR (France)	132,030
1,620	Valeant Pharmaceuticals International, Inc.(a)	219,737
2,390	Zoetis, Inc.	72,560

		2,707,392

Professional Services 0.1%
375	ICF International, Inc.(a)	12,623
400	Manpowergroup, Inc.	31,160
2,050	Verisk Analytics, Inc. (Class A Stock)(a)	130,913

		174,696

Real Estate Investment Trusts (REITs) 0.5%
5,164	American Tower Corp.	417,664
825	Excel Trust, Inc.	9,413
1,187	First Potomac Realty Trust	15,502
939	Geo Group, Inc. (The)	31,438
2,300	Hersha Hospitality Trust	12,489
200	Highwoods Properties, Inc.	7,428
1,346	Medical Properties Trust, Inc.	17,862
878	Two Harbors Investment Corp.	8,631

		520,427

Road & Rail 0.3%
200	Celadon Group, Inc.	4,156
325	Con-way, Inc.	12,503
729	Kansas City Southern	76,975
284	Landstar System, Inc.	16,313
1,000	Norfolk Southern Corp.	92,590
1,039	Quality Distribution, Inc.(a)	14,286
588	Union Pacific Corp.	102,453

		319,276

Semiconductors & Semiconductor Equipment 0.7%
5,590	Altera Corp.	186,874
454	Cabot Microelectronics Corp.(a)	18,305
667	Cavium, Inc.(a)	24,793
1,633	Entegris, Inc.(a)	17,179
348	EZchip Semiconductor Ltd. (Israel)(a)	8,488

See Notes to Financial Statements.

Target Conservative Allocation Fund	23

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
7,400	Intel Corp.	$181,596
497	Kulicke & Soffa Industries, Inc. (Singapore)(a)	5,785
1,800	Linear Technology Corp.	80,172
470	Monolithic Power Systems, Inc.(a)	15,364
775	Skyworks Solutions, Inc.(a)	23,444
920	SunEdison, Inc.(a)	12,797
906	Teradyne, Inc.(a)	17,042
5,960	Texas Instruments, Inc.	252,704
509	Veeco Instruments, Inc.(a)	19,347

		863,890

Software 2.2%
175	ACI Worldwide, Inc.(a)	10,607
514	Aspen Technology, Inc.(a)	23,423
2,820	Autodesk, Inc.(a)	144,525
275	BroadSoft, Inc.(a)	8,418
3,000	CA, Inc.	96,240
3,365	Check Point Software Technologies Ltd. (Israel)(a)	220,172
2,893	Citrix Systems, Inc.(a)	156,425
203	Concur Technologies, Inc.(a)	24,632
5,910	Electronic Arts, Inc.(a)	156,024
175	Ellie Mae, Inc.(a)	4,568
545	Epiq Systems, Inc.	7,826
300	Fair Isaac Corp.	16,308
785	Fortinet, Inc.(a)	16,642
304	Guidewire Software, Inc.(a)	14,352
401	Imperva, Inc.(a)	22,055
19,140	Microsoft Corp.	724,449
481	NICE Systems Ltd., ADR (Israel)	18,975
10,970	Oracle Corp.	404,793
1,978	PTC, Inc.(a)	70,575
463	Qlik Technologies, Inc.(a)	12,510
385	Qualys, Inc.(a)	11,157
4,008	salesforce.com, Inc.(a)	242,604
425	SS&C Technologies Holdings, Inc.(a)	16,499
1,950	TIBCO Software, Inc.(a)	41,515
100	Ultimate Software Group, Inc. (The)(a)	16,323
475	Verint Systems, Inc.(a)	21,584
660	VMware, Inc. (Class A Stock)(a)	59,492

		2,562,693

See Notes to Financial Statements.

24

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Specialty Retail 0.9%
934	Aaron’s, Inc.	$25,115
250	Abercrombie & Fitch Co. (Class A Stock)	8,845
205	AutoZone, Inc.(a)	101,487
825	Chico’s FAS, Inc.	13,695
793	Genesco, Inc.(a)	55,684
300	GNC Holdings, Inc. (Class A Stock)	15,333
250	Group 1 Automotive, Inc.	15,283
375	Men’s Wearhouse, Inc. (The)	18,015
183	Outerwall, Inc.(a)	11,769
700	PetSmart, Inc.	44,100
3,670	Ross Stores, Inc.	249,230
6,000	Staples, Inc.	78,960
1,270	Tiffany & Co.	105,651
2,330	TJX Cos., Inc. (The)	133,649
1,177	Tractor Supply Co.	78,282
671	TravelCenters of America LLC(a)	5,771
899	Vitamin Shoppe, Inc.(a)	40,293

		1,001,162

Textiles, Apparel & Luxury Goods 0.6%
200	Deckers Outdoor Corp.(a)	15,590
710	LVMH Moet Hennessy Louis Vuitton SA (France)	126,305
1,390	Michael Kors Holdings Ltd.(a)	111,103
1,800	NIKE, Inc. (Class B Stock)	131,130
642	PVH Corp.	77,599
555	Steven Madden Ltd.(a)	18,087
3,835	VF Corp.	224,156
381	Vince Holding Corp.(a)	8,900
325	Wolverine World Wide, Inc.	9,068

		721,938

Thrifts & Mortgage Finance
734	Astoria Financial Corp.	9,718
865	Home Loan Servicing Solutions Ltd.	17,750
1,180	MGIC Investment Corp.(a)	10,018

		37,486

Tobacco 0.2%
2,600	Altria Group, Inc.	91,572
1,220	Philip Morris International, Inc.	95,331

		186,903

See Notes to Financial Statements.

Target Conservative Allocation Fund	25

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Trading Companies & Distributors 0.1%
473	CAI International, Inc.(a)	$9,786
75	DXP Enterprises, Inc.(a)	7,203
443	GATX Corp.	25,650
238	TAL International Group, Inc.(a)	10,241
175	United Rentals, Inc.(a)	14,165
150	WESCO International, Inc.(a)	12,444

		79,489

Wireless Telecommunication Services 0.2%
152	SBA Communications Corp. (Class A Stock)(a)	14,098
5,700	Vodafone Group PLC, ADR (United Kingdom)	211,242

		225,340

	TOTAL COMMON STOCKS (cost $32,679,975)	47,128,987

Principal Amount (000)#
ASSET-BACKED SECURITIES 3.2%

Collateralized Debt Obligations 1.5%
	Sierra Madre Funding Ltd., (Cayman Islands) Series 2004-1A, Class ALTB, 144A
1,042	0.569%(b), 09/07/39(d)	773,547
	Series 2004-1A, Class A1A, 144A
439	0.549%(b), 09/07/39(d)	288,106
	Venture VIII CDO Ltd., Series 2007-8A, Class A2A, 144A
700	0.461%(b), 07/22/21	681,047

		1,742,700

Non-Residential Mortgage-Backed Security 0.8%
	SLM Student Loan Trust, Series 2008-9, Class A
833	1.738%(b), 04/25/23	860,106

Residential Mortgage-Backed Securities 0.9%
	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1
211	0.858%(b), 06/25/34	200,193
	JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A4
808	6.13%, 07/25/36	495,351

See Notes to Financial Statements.

26

Principal Amount (000)#	Description	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
	Merrill Lynch Mortgage Investors Trust,
	Series 2006-RM5, Class A2A
82	0.218%(b), 10/25/37	$17,309
	Series 2007-MLN1, Class A2A
494	0.268%(b), 03/25/37	309,994
	Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A
51	0.218%(b), 11/25/36	19,513

		1,042,360

	TOTAL ASSET-BACKED SECURITIES (cost $3,636,986)	3,645,166

CORPORATE BONDS 5.6%

Airlines 0.3%
	United Airlines, Inc., Sr. Unsec’d. Notes, 144A
300	6.75%, 09/15/15	308,250

Automobile Manufacturers 0.6%
	Daimler Finance North America LLC, Gtd. Notes, 144A (Germany)
700	0.858%(b), 03/28/14	700,613

Building & Construction
	Urbi Desarrollos Urbanos SAB de CV, Gtd. Notes, 144A (Mexico)
100	9.50%, 01/21/20	13,000

Diversified Financial Services 1.9%
	Bank of America NA, Sr. Unsec’d. Notes
800	0.709%(b), 11/14/16	802,641
	Citigroup, Inc., Sr. Unsec’d. Notes
600	1.25%, 01/15/16	602,769
	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes
200	5.625%, 09/15/15	214,478

See Notes to Financial Statements.

Target Conservative Allocation Fund	27

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
	JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN
600	1.10%, 10/15/15	$602,566

		2,222,454

Financial—Bank & Trust 1.6%
	Abbey National Treasury Services PLC, Bank Gtd. Notes, 144A (United Kingdom)
100	3.875%, 11/10/14	102,516
	Banco Santander Brazil SA, Sr. Unsec’d. Notes, 144A (Brazil)
600	2.343%(b), 03/18/14(d)	600,028
	Lloyds TSB Bank PLC, Jr. Sub. Notes, 144A (United Kingdom)
800	12.00%(b), 12/29/49	1,094,000

		1,796,544

Oil, Gas & Consumable Fuels 0.6%
	BP Capital Markets PLC, Gtd. Notes (United Kingdom)
400	3.125%, 10/01/15	416,884
	Statoil ASA, Gtd. Notes (Norway)
300	0.698%(b), 11/08/18	301,830

		718,714

Pharmaceuticals 0.5%
500	Cardinal Health, Inc., Sr. Unsec’d. Notes 6.00%, 06/15/17	559,307

Telecommunications 0.1%
100	Verizon Communications, Inc., Sr. Unsec’d. Notes 2.50%, 09/15/16	103,463

	TOTAL CORPORATE BONDS (cost $6,122,372)	6,422,345

See Notes to Financial Statements.

28

Principal Amount (000)#	Description	Value (Note 1)
FOREIGN GOVERNMENT BONDS 1.6%
	Spain Government Bond, Bonds (Spain)
EUR 300	2.75%, 03/31/15	$413,494
EUR 500	3.75%, 10/31/15	706,381
EUR 500	4.00%, 07/30/15	704,498

	TOTAL FOREIGN GOVERNMENT BONDS (cost $1,849,642)	1,824,373

MUNICIPAL BONDS 0.5%

New York 0.2%
	New York State Thruway Authority, Revenue Bonds
100	5.00%, 03/15/26	112,821
100	5.00%, 03/15/27	111,943

		224,764

Texas 0.3%
	Dallas County Hospital District, Series B, General Obligation Ltd.
300	6.171%, 08/15/34	330,657

	TOTAL MUNICIPAL BONDS (cost $532,782)	555,421

RESIDENTIAL MORTGAGE-BACKED SECURITIES 3.1%
	American Home Mortgage Assets Trust, Series 2006-1, Class 2A1
241	0.348%(b), 05/25/46	177,679
	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1
215	2.642%(b), 05/25/47	179,543
	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2
130	2.70%(b), 05/25/35	131,604
	Series 2006-2, Class 21A1
1,159	2.664%(b), 03/25/36	769,305
	Berica ABS SRL, Series 2011-1, Class A1 (Italy)
EUR 334	0.593%(b), 12/30/55	439,751
199	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A 0.367%(b), 07/20/46	119,144
9	Fannie Mae REMICS, Series 1992-146, Class PZ 8.00%, 08/25/22	9,921
322	FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1 1.54%(b), 07/25/44	327,328

See Notes to Financial Statements.

Target Conservative Allocation Fund	29

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
9	Freddie Mac REMICS, Series 41, Class F 10.00%, 05/15/20	$9,753
125	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 2.648%(b), 09/25/35	125,494
780	Series 2006-OA1, Class 2A2 0.418%(b), 08/25/46	226,075
468	HomeBanc Mortgage Trust, Series 2006-1, Class 4A1 5.472%(b), 04/25/37	379,187
409	JPMorgan Alternative Loan Trust, Series 2006-A1, Class 4A1 2.612%(b), 03/25/36	327,466
81	Vendee Mortgage Trust, Series 2000-1, Class 1A 6.497%(b), 01/15/30	93,053
223	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR15, Class 2A 2.283%(b), 11/25/46	211,131

	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $3,594,945)	3,526,434

U.S. GOVERNMENT AGENCY OBLIGATIONS 14.6%
	Federal Home Loan Mortgage Corp.
5	2.36%(b), 08/01/23	4,726
123	2.565%(b), 03/01/36	131,698
36	5.50%, 01/01/38	40,001
	Federal National Mortgage Assoc.
135	2.26%(b), 06/01/35	144,105
987	3.50%, 12/01/41 - 04/01/43	1,003,220
24	3.85%(b), 05/01/36	25,009
5,000	4.00%, TBA	5,221,094
3,000	4.00%, TBA	3,142,500
443	4.50%, 03/01/24 - 07/01/25	473,706
11	5.00%, 06/01/23	11,852
6,000	5.00%, TBA	6,538,828
34	7.50%, 01/01/32	35,459
	Government National Mortgage Assoc.
3	1.625%(b), 09/20/22	3,540
15	4.50%, 08/15/33 - 09/15/33	16,836
23	8.50%, 02/20/30 - 06/15/30	25,880

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $16,658,751)	16,818,454

See Notes to Financial Statements.

30

Principal Amount (000)#	Description	Value (Note 1)
U.S. TREASURY OBLIGATIONS 32.5%
	U.S. Treasury Inflationary Indexed Bonds, TIPS
2,300	0.125%, 01/15/22 - 01/15/23	$2,326,100
700	0.375%, 07/15/23	697,319
2,000	2.375%, 01/15/25	2,933,305
300	2.50%, 01/15/29	396,374
	U.S. Treasury Notes
100	0.50%, 07/31/17	98,469
1,100	0.625%, 10/15/16 - 05/31/17	1,098,922
200	0.75%, 12/31/17 - 02/28/18	196,821
1,700	0.875%, 09/15/16 - 04/30/17	1,707,227
100	1.00%, 03/31/17	100,625
1,000	1.25%, 11/30/18	990,078
2,700	1.375%, 07/31/18	2,704,007
23,500	1.50%, 12/31/18 - 01/31/19	23,506,701
400	2.125%, 01/31/21	399,500
100	2.375%, 05/31/18	104,648
100	3.25%, 03/31/17	107,656

	TOTAL U.S. TREASURY OBLIGATIONS (cost $37,370,822)	37,367,752

	TOTAL LONG-TERM INVESTMENTS (cost $102,446,275)	117,288,932

Shares
SHORT-TERM INVESTMENTS 10.9%

AFFILIATED MONEY MARKET MUTUAL FUND 4.9%
5,621,944	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $5,621,944)(e)	5,621,944

Principal Amount (000)

REPURCHASE AGREEMENT(g) 4.7%
5,400	Citigroup Global Markets, Inc., 0.04% dated 01/31/14, due 02/03/14 in the amount of $5,400,018 (cost $5,400,000)	5,400,000

See Notes to Financial Statements.

Target Conservative Allocation Fund	31

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)
FOREIGN TREASURY OBLIGATIONS(c) 1.3%
EUR 400	Italy Buoni Ordinari del Tesoro 0.715%, 11/14/14	$536,716
EUR 100	Italy Buoni Poliennali del Tesoro 6.00%, 11/15/14	140,418
EUR 400	Italy Certificati di Credito del Tesoro 0.838%, 12/31/14	536,129
MXN 21,580	Mexico Cetes (Mexico) 3.37%, 03/27/14	160,561
MXN 19,300	3.58%, 06/26/14	142,262

	TOTAL FOREIGN TREASURY OBLIGATIONS (cost $1,535,382)	1,516,086

	TOTAL SHORT-TERM INVESTMENTS (cost $12,557,326)	12,538,030

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 113.0% (cost $115,003,601; Note 5)	129,826,962

Notional Amount (000)#		Counterparty
OPTIONS WRITTEN(a)

Call Options
100	5 Year CDX.O IG.21 V1, expiring 03/19/14, Strike Price $60.00	JPMorgan Chase	(22)
200	10 Year U.S. Treasury Note, expiring 05/23/14, Strike Price $125.00		(1,875)
3,100	Interest Rate Swap Options, Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 03/03/14	JPMorgan Chase	(826)
200	Pay a fixed rate of 2.60% and receive a floating rate based on 3-month LIBOR, expiring 03/03/14	Goldman Sachs & Co.	(170)
100	Pay a fixed rate of 2.65% and receive a floating rate based on 3-month LIBOR, expiring 03/03/14	Citigroup Global Markets	(149)
200	Pay a fixed rate of 2.40% and receive a floating rate based on 3-month LIBOR, expiring 03/17/14	Deutsche Bank	(34)
600	Pay a fixed rate of 1.60% and receive a floating rate based on 3-month LIBOR, expiring 04/28/14	Morgan Stanley	(1,927)

See Notes to Financial Statements.

32

Notional Amount (000)#	Description	Counterparty	Value (Note 1)
OPTIONS WRITTEN(a) (Continued)

Call Options (cont’d.)
400	Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 05/06/14	Goldman Sachs & Co.	$(379)
500	Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 05/06/14	Morgan Stanley	(474)
500	Pay a fixed rate of 1.55% and receive a floating rate based on 3-month LIBOR, expiring 07/28/14	Morgan Stanley	(1,471)
400	Pay a fixed rate of 1.55% and receive a floating rate based on 3-month LIBOR, expiring 07/28/14	JPMorgan Chase	(1,177)

			(8,504)

Put Options
5,000	3 Year Euro Dollar Mid-Curve, expiring 03/14/14, Strike Price $97.38		(688)
100	5 Year CDX.O IG.21 V1, expiring 03/19/14, Strike Price $0.90	JPMorgan Chase	(81)
200	10 Year U.S. Treasury Note, expiring 05/23/14, Strike Price $122.00		(1,281)
3,100	Interest Rate Swap Options, Receive a fixed rate of 1.80% and pay a floating rate based on 3-month LIBOR, expiring 03/03/14	JPMorgan Chase	(6,128)
100	Receive a fixed rate of 3.10% and pay a floating rate based on 3-month LIBOR, expiring 03/03/14	Citigroup Global Markets	(124)
300	Receive a fixed rate of 3.10% and pay a floating rate based on 3-month LIBOR, expiring 03/03/14	Deutsche Bank	(372)
200	Receive a fixed rate of 2.90% and pay a floating rate based on 3-month LIBOR, expiring 03/17/14	Deutsche Bank	(1,460)
700	Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 03/31/14	Morgan Stanley	(519)
1,100	Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 03/31/14	Goldman Sachs & Co.	(816)

See Notes to Financial Statements.

Target Conservative Allocation Fund	33

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Notional Amount (000)#	Description	Counterparty	Value (Note 1)
OPTIONS WRITTEN(a) (Continued)

Put Options (cont’d.)
600	Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 04/28/14	Morgan Stanley	$(2,138)
400	Receive a fixed rate of 1.90% and pay a floating rate based on 3-month LIBOR, expiring 05/06/14	Goldman Sachs & Co.	(2,206)
700	Receive a fixed rate of 2.40% and pay a floating rate based on 3-month LIBOR, expiring 07/28/14	Morgan Stanley	(3,065)

			(18,878)

	TOTAL OPTIONS WRITTEN (premiums received $55,765)		(27,382)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 113.0% (cost $114,947,836; Note 5)		129,799,580
	Liabilities in excess of other assets(f) (13.0)%		(14,937,339)

	NET ASSETS 100%		$114,862,241

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CDO—Collaterlized Debt Obligation

CDX—Credit Derivative Index

FHLMC—Federal Home Loan Mortgage Corporation

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

REMIC—Real Estate Mortgage Investment Conduit

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

BRL—Brazilian Real

EUR—Euro

JPY—Japanese Yen

MXN—Mexican Peso

NOK—Norwegian Krone

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2014.
(c)	Rates shown are the effective yields at purchase date.

See Notes to Financial Statements.

34

(d)	Indicates a security or securities that have been deemed illiquid.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(g)	Repurchase agreement is collateralized by U.S. Treasury Note (coupon rate 1.000%, maturity date 06/30/19), with the aggregate value, including accrued interest of $5,514,668.
(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at January 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2014	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
1	90 Day Euro Dollar	Mar. 2015	$248,613	$248,838	$225
28	90 Day Euro Dollar	Jun. 2015	6,959,384	6,957,650	(1,734)
66	90 Day Euro Dollar	Sep. 2015	16,308,090	16,369,650	61,560
97	90 Day Euro Dollar	Dec. 2015	23,994,631	24,003,863	9,232
36	90 Day Euro Dollar	Mar. 2016	8,864,322	8,884,800	20,478
14	90 Day Euro Dollar	Jun. 2016	3,434,370	3,445,575	11,205
4	90 Day Euro Dollar	Sep. 2016	983,367	981,750	(1,617)
1	90 Day Euro Dollar	Dec. 2016	244,882	244,763	(119)
76	5 Year U.S. Treasury Notes	Mar. 2014	9,163,767	9,167,500	3,733

					$102,963

(1)	Cash of $191,000 has been segregated to cover requirements for open futures contracts at January 31, 2014.

Forward foreign currency exchange contracts outstanding at January 31, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 02/04/14	Barclays Capital Group	BRL	89	$37,415	$36,800	$(615)
Euro,
Expiring 02/04/14	Credit Suisse First Boston Corp.	EUR	998	1,363,268	1,346,011	(17,257)
Expiring 02/04/14	Hong Kong & Shanghai Bank	EUR	527	717,476	710,769	(6,707)
Mexican Peso,
Expiring 03/06/14	BNP Paribas	MXN	454	34,734	33,857	(877)
Norwegian Krone,
Expiring 02/13/14	UBS AG	NOK	65	10,519	10,350	(169)

				$2,163,412	$2,137,787	$(25,625)

See Notes to Financial Statements.

Target Conservative Allocation Fund	35

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 02/04/14	Morgan Stanley	BRL	89	$37,758	$36,800	$958
Expiring 03/06/14	Barclays Capital Group	BRL	89	37,146	36,518	628
Euro,
Expiring 02/04/14	Citigroup Global Markets	EUR	1,474	2,029,210	1,987,996	41,214
Expiring 02/04/14	Citigroup Global Markets	EUR	25	34,415	33,718	697
Expiring 02/04/14	Citigroup Global Markets	EUR	12	16,469	16,185	284
Expiring 02/04/14	JPMorgan Chase	EUR	14	19,138	18,882	256
Expiring 02/28/14	Deutsche Bank AG	EUR	100	131,886	134,871	(2,985)
Expiring 02/28/14	Goldman Sachs & Co.	EUR	797	1,066,918	1,074,921	(8,003)
Expiring 03/04/14	Credit Suisse First Boston Corp.	EUR	998	1,363,233	1,346,012	17,221
Expiring 03/14/14	Goldman Sachs & Co.	EUR	697	931,052	940,054	(9,002)
Japanese Yen,
Expiring 02/18/14	Citigroup Global Markets	JPY	10,300	100,016	100,820	(804)
Expiring 02/18/14	Citigroup Global Markets	JPY	10,200	99,522	99,841	(319)
Expiring 02/18/14	Deutsche Bank AG	JPY	10,500	100,520	102,778	(2,258)
Expiring 02/18/14	Deutsche Bank AG	JPY	10,400	100,156	101,799	(1,643)
Expiring 02/18/14	Hong Kong & Shanghai Bank	JPY	9,900	99,696	96,905	2,791
Expiring 02/18/14	JPMorgan Chase	JPY	5,300	50,296	51,878	(1,582)
Mexican Peso,
Expiring 03/06/14	Morgan Stanley	MXN	936	70,825	69,769	1,056
Expiring 03/27/14	BNP Paribas	MXN	2,140	163,950	159,304	4,646
Expiring 06/26/14	BNP Paribas	MXN	1,897	144,245	140,187	4,058

				$6,596,451	$6,549,238	$47,213

See Notes to Financial Statements.

36

Interest rate swap agreements outstanding at January 31, 2014:

Notional Amount (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
	Over-the-counter swap agreements:
BRL	2,900	01/02/15	9.890%	Brazilian overnight interbank lending rate(1)	$18,498	$—	$18,498	Bank of America
BRL	200	01/02/15	9.930%	Brazilian overnight interbank lending rate(1)	1,354	26	1,328	Morgan Stanley & Co.
MXN	2,000	01/18/19	5.700%	Brazilian overnight interbank lending rate(1)	(194)	(537)	343	Bank of America

					$19,658	$(511)	$20,169

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2014	Unrealized Depreciation
Exchange-traded swap agreements:
3,800	09/21/17	3.000%	3 month LIBOR(1)	$38,974	$31,569	$(7,405)
2,400	12/18/43	3.500%	3 month LIBOR(1)	125,203	36,810	(88,393)

				$164,177	$68,379	$(95,798)

(1)	Fund pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

Target Conservative Allocation Fund	37

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Credit default swap agreements outstanding at January 31, 2014:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
Dow Jones CDX IG5 10Y Index	12/20/15	0.460%	1,500	$6,853	$—	$6,853	Morgan Stanley & Co.
Dow Jones CDX IG5 10Y Index	12/20/15	0.460%	470	2,100	—	2,100	Morgan Stanley & Co.

				$8,953	$—	$8,953

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Implied Credit Spread at January 31, 2014(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
Federal Republic of Brazil	09/20/16	1.000%	1,400	1.299%	$(10,047)	$(16,552)	$6,505	JPMorgan Chase
United Mexican States	09/20/16	1.000%	1,400	0.621%	16,481	4,736	11,745	JPMorgan Chase
Japan Government	09/20/16	1.000%	400	0.271%	8,114	6,726	1,388	Bank of America

					$14,548	$(5,090)	$19,638

The Fund entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

See Notes to Financial Statements.

38

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#		Value at Trade Date	Value at January 31, 2014	Unrealized Appreciation
Exchange-traded credit default swaps—Buy Protection(2):
Dow Jones CDX IG21 5Y Index	12/20/18	1.000%		900	$9,653	$13,134	$3,481
iTraxx Main20 5Y Index	12/20/18	1.000%	EUR	900	645	11,982	11,337

					$10,298	$25,116	$14,818

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

Target Conservative Allocation Fund	39

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2014 were as follows:

U.S. Treasury Obligations	32.5%
U.S. Government Agency Obligations	14.6
Affiliated Money Market Mutual Fund	4.9
Repurchase Agreement	4.7
Residential Mortgage-Backed Securities	4.0
Diversified Financial Services	3.7
Pharmaceuticals	2.9
Oil, Gas & Consumable Fuels	2.8
Software	2.2
Media	2.0
Internet Software & Services	1.9
Insurance	1.6
Foreign Government Bonds	1.6
Financial—Bank & Trust	1.6
IT Services	1.6
Collateralized Debt Obligations	1.5
Aerospace & Defense	1.5
Biotechnology	1.5
Foreign Treasury Obligations	1.3
Health Care Providers & Services	1.3
Hotels, Restaurants & Leisure	1.2
Computers & Peripherals	1.2
Chemicals	1.2
Food & Staples Retailing	1.1
Capital Markets	1.0
Commercial Banks	1.0
Machinery	0.9
Life Sciences Tools & Services	0.9
Specialty Retail	0.9
Health Care Equipment & Supplies	0.8
Non-Residential Mortgage-Backed Security	0.8
Semiconductors & Semiconductor Equipment	0.7
Consumer Finance	0.7
Textiles, Apparel & Luxury Goods	0.6
Internet & Catalog Retail	0.6
Industrial Conglomerates	0.6
Automobile Manufacturers	0.6
Food Products	0.6%
Energy Equipment & Services	0.6
Communications Equipment	0.5
Electric Utilities	0.5
Municipal Bonds	0.5
Real Estate Investment Trusts (REITs)	0.5
Beverages	0.4
Auto Components	0.4
Electrical Equipment	0.4
Electronic Equipment, Instruments & Components	0.4
Paper & Forest Products	0.4
Airlines	0.3
Diversified Telecommunication Services	0.3
Road & Rail	0.3
Multiline Retail	0.2
Automobiles	0.2
Wireless Telecommunication Services	0.2
Health Care Technology	0.2
Metals & Mining	0.2
Tobacco	0.2
Multi-Utilities	0.2
Professional Services	0.1
Personal Products	0.1
Independent Power Producers & Energy Traders	0.1
Household Products	0.1
Air Freight & Logistics	0.1
Telecommunications	0.1
Trading Companies & Distributors	0.1
Household Durables	0.1
Construction & Engineering	0.1
Building Products	0.1

113.0
Liabilities in excess of other assets	(13.0)

100.0%

See Notes to Financial Statements.

40

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$46,731,639	$397,348	$—
Asset-Backed Securities
Collateralized Debt Obligations	—	969,153	773,547
Non-Residential Mortgage-Backed Security	—	860,106	—
Residential Mortgage-Backed Securities	—	1,042,360	—
Corporate Bonds	—	6,422,345	—
Foreign Government Bonds	—	1,824,373	—
Municipal Bonds	—	555,421	—
Residential Mortgage-Backed Securities	—	3,526,434	—
U.S. Government Agency Obligations	—	16,818,454	—
U.S. Treasury Obligations	—	37,367,752	—
Affiliated Money Market Mutual Fund	5,621,944	—	—
Repurchase Agreement	—	5,400,000	—
Foreign Treasury Obligations	—	1,516,086	—
Options Written	(3,844)	(22,203)	(1,335)
Other Financial Instruments*
Futures	102,963	—	—
Forward foreign currency exchange contracts	—	21,588	—
Interest rate swap agreements	—	(75,629)	—
Credit default swap agreements	—	43,409	—

Total	$52,452,702	$76,666,997	$772,212

See Notes to Financial Statements.

Target Conservative Allocation Fund	41

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Options Written
Balance as of 7/31/13	$1,138,296	$—
Accrued discounts/premiums	(578)	—
Realized gain (loss)	4,297	—
Change in unrealized appreciation (depreciation)**	(32,017)	1,715
Purchases	—	(3,050)
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	(336,451)	—

Balance as of 01/31/14	$773,547	$(1,335)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $(30,302) was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Trustees, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of comparable U.S. Government and other securities using fixed income securities valuation model.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. At the reporting period end, 1 Asset-Backed Security transferred out of Level 3 as a result of being valued by an independent pricing source.

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

42

Fair values of derivative instruments as of January 31, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Receivable from broker—variation margin	$106,433	*	Receivable from broker—variation margin	$99,268
Interest rate contracts	Premiums paid for swap agreements	26		Premiums received for swap agreements	537
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	20,169		Options written, at value	27,279
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	73,809		Unrealized depreciation on foreign currency exchange contracts	52,221
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	28,591		—	—
Credit contracts	Premiums paid for swap agreements	11,462		Premiums received for swap agreements	16,552
Credit contracts	Receivable from broker—variation margin	14,818	*	Outstanding options written, at value	103

Total		$255,308			$195,960

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Target Conservative Allocation Fund	43

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Written Options	Swaps	Forward Currency Contracts(1)	Total
Interest rate contracts	$202,797	$63,822	$(79,293)	$—	$187,326
Foreign exchange contracts	(412)	—	—	(136,216)	(136,628)
Credit contracts	—	—	(595,520)	—	(595,520)

Total	$202,385	$63,822	$(674,813)	$(136,216)	$(544,822)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Written Options	Swaps	Forward Currency Contracts(2)	Total
Interest rate contracts	$(10,761)	$150,143	$(179,982)	$—	$(40,600)
Foreign exchange contracts	—	—	—	52,133	52,133
Credit contracts	—	102	742,212	—	742,314

Total	$(10,761)	$150,245	$562,230	$52,133	$753,847

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.
(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

See Notes to Financial Statements.

44

For the six months ended January 31, 2014, the Fund’s average volume of derivative activities are as follows:

Written Options(1)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Purchase Contracts(3)
$38,807	$40,482,599	$2,527,479	$3,727,081

Forward Foreign Currency Exchange Sale Contracts(4)	Interest Rate Swap Agreements(5)	Credit Default Swap Agreements—Buy Protection(5)	Credit Default Swap Agreements—Sell Protection(5)
$8,654,139	$9,881,671	$10,607,929	$4,103,333

(1)	Premium Received.
(2)	Value at Trade Date.
(3)	Value at Settlement Date Payable.
(4)	Value at Settlement Date Receivable.
(5)	Notional Amount.

See Notes to Financial Statements.

Target Conservative Allocation Fund	45

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

The Fund invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting as well as instruments subject to collateral arrangements. The information about offsetting and related netting arrangements for assets and liabilities is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts Recognized	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position
Assets:
Repurchase agreements	$5,400,000	$—	$—	$5,400,000
Exchange-traded and cleared derivatives	14,712	—	—	14,712
Over-the-counter derivatives*	122,569	—	—	122,569

				5,537,281

Liabilities:
Exchange-traded and cleared derivatives	(3,844)	—	—	(3,844)
Over-the-counter derivatives*	(75,759)	—	—	(75,759)

				(79,603)

Collateral Amounts Pledged/(Received):
Repurchase Agreements				(5,400,000)
Exchange-traded and cleared derivatives				—
Over-the-counter derivatives				—

Net Amount				$57,678

*	Over-the-counter derivatives may consist of forward foreign currency exchange contracts, options contracts and swap agreements. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation) by counterparty, see the Portfolio of Investments.

See Notes to Financial Statements.

46

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • JANUARY 31, 2014

Target Conservative Allocation Fund

Statement of Assets and Liabilities

January 31, 2014 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $109,381,657)	$124,205,018
Affiliated Investments (cost $5,621,944)	5,621,944
Foreign currency, at value (cost $46,071)	45,511
Deposit with broker	562,000
Receivable for investments sold	41,356,235
Dividends and interest receivable	395,911
Receivable for Fund shares sold	81,026
Unrealized appreciation on foreign currency exchange contracts	73,809
Unrealized appreciation on over-the-counter swap agreements	48,760
Receivable from broker—variation margin	14,712
Premiums paid for swap agreements	11,488
Tax reclaim receivable	3,430
Prepaid expenses	806

Total assets	172,420,650

Liabilities
Payable for investments purchased	56,915,101
Payable for Fund shares reacquired	254,017
Accrued expenses and other liabilities	169,233
Management fee payable	73,671
Unrealized depreciation on foreign currency exchange contracts	52,221
Distribution fee payable	39,027
Outstanding options written (premiums received $55,765)	27,382
Premiums received for swap agreements	17,089
Affiliated transfer agent fee payable	4,694
Payable to custodian	3,326
Deferred trustees’ fees	2,648

Total liabilities	57,558,409

Net Assets	$114,862,241

Net assets were comprised of:
Shares of beneficial interest, at par	$10,120
Paid-in capital, in excess of par	100,037,704

100,047,824
Distributions in excess of net investment income	(145,913)
Accumulated net realized gain on investment and foreign currency transactions	17,465
Net unrealized appreciation on investments and foreign currencies	14,942,865

Net assets, January 31, 2014	$114,862,241

See Notes to Financial Statements.

48

Class A:
Net asset value and redemption price per share, ($86,556,460 / 7,607,294 shares of common stock issued and outstanding)	$11.38
Maximum sales charge (5.5% of offering price)	.66

Maximum offering price to public	$12.04

Class B:
Net asset value, offering price and redemption price per share, ($5,962,010 / 530,483 shares of common stock issued and outstanding)	$11.24

Class C:
Net asset value, offering price and redemption price per share, ($17,926,427 / 1,595,492 shares of common stock issued and outstanding)	$11.24

Class R:
Net asset value, offering price and redemption price per share, ($275,201 / 24,221 shares of common stock issued and outstanding)	$11.36

Class X:
Net asset value, offering price and redemption price per share, ($9,534 / 848 shares of common stock issued and outstanding)	$11.24

Class Z:
Net asset value, offering price and redemption price per share, ($4,132,609 / 361,369 shares of common stock issued and outstanding)	$11.44

See Notes to Financial Statements.

Target Conservative Allocation Fund	49

Statement of Operations

Six Months Ended January 31, 2014 (Unaudited)

Net Income
Income
Interest income	$611,063
Unaffiliated dividend income (net of foreign withholding taxes $3,198)	399,874
Affiliated dividend income	2,457

1,013,394

Expenses
Management fee	431,392
Distribution fee—Class A	130,772
Distribution fee—Class B	30,254
Distribution fee—Class C	88,453
Distribution fee—Class R	1,005
Distribution fee—Class X	95
Custodian’s fees and expenses	101,000
Transfer agent’s fees and expenses (including affiliated expense of $20,000)	69,000
Registration fees	40,000
Audit fee	34,000
Reports to shareholders	24,000
Legal fees	10,000
Trustees’ fees	6,000
Insurance expense	1,000
Miscellaneous	11,953

Total expenses	978,924
Less: Distribution fee waiver—Class A (Note 2)	(21,795)
Distribution fee waiver—Class R (Note 2)	(335)

Net expenses	956,794

Net investment income	56,600

Net Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	3,304,427
Options written transactions	63,822
Foreign currency transactions	89,831
Futures transactions	202,385
Swap agreement transactions	(674,813)
Short sale transactions	(14,062)

2,971,590

Net change in unrealized appreciation (depreciation) on:
Investments	1,309,503
Options written	150,245
Foreign currencies	51,246
Futures	(10,761)
Swaps	562,230
Short sales	5,742

2,068,205

Net gain on investments	5,039,795

Net Increase In Net Assets Resulting From Operations	$5,096,395

See Notes to Financial Statements.

50

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2014	Year Ended July 31, 2013
Increase (Decrease) In Net Assets
Operations
Net investment income	$56,600	$1,248,168
Net realized gain on investment and foreign currency transactions	2,971,590	7,706,493
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,068,205	1,076,821

Net increase in net assets resulting from operations	5,096,395	10,031,482

Dividends and Distributions (Note 1)
Dividends from net investment income:
Class A	(878,177)	(1,063,150)
Class B	(18,695)	(38,679)
Class C	(55,854)	(95,255)
Class R	(2,119)	(2,478)
Class X	(39)	(448)
Class Z	(47,825)	(48,212)

	(1,002,709)	(1,248,222)

Distributions from net realized gains:
Class A	(4,242,605)	—
Class B	(294,626)	—
Class C	(880,228)	—
Class R	(13,414)	—
Class X	(618)	—
Class Z	(186,922)	—

	(5,618,413)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	6,786,774	6,604,022
Net asset value of shares issued in reinvestment of dividends and distributions	6,396,213	1,212,105
Cost of shares reacquired	(9,784,261)	(19,166,696)

Net increase (decrease) in net assets resulting from Fund share transactions	3,398,726	(11,350,569)

Total increase (decrease)	1,873,999	(2,567,309)

Net Assets
Beginning of period	112,988,242	115,555,551

End of period(a)	$114,862,241	$112,988,242

(a) Includes undistributed net income of:	$—	$800,196

See Notes to Financial Statements.

Target Conservative Allocation Fund	51

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 16 (formerly known as Target Asset Allocation Funds) (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end, diversified management investment company presently consisting of two funds: Prudential Defensive Equity Fund and Target Conservative Allocation Fund (the “Fund”). These financial statements relate only to Target Conservative Allocation Fund. The financial statements of the other fund are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

The Fund uses investment managers (“Subadvisors”), each managing a portion of the Fund’s assets. The following lists the Subadvisors and their respective segment during the six months ended January 31, 2014.

Fund Segment	Subadvisors
Large-cap value stocks	Epoch Investment Partners, Inc. Hotchkis and Wiley Capital Management, LLC NFJ Investment Group LLC

Large-cap growth stocks	Massachusetts Financial Services Company

Core fixed income bonds	Pacific Investment Management Company LLC

Small-cap value stocks	EARNEST Partners, LLC Vaughan Nelson Investment Management, L.P.

Small-cap growth stocks	Eagle Asset Management, Inc.

The investment objective of the Fund is to seek to provide current income and a reasonable level of capital appreciation.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Trust consistently follow such policies in the preparation of its financial statements.

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to

52

Prudential Investments LLC (“PI”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to

Target Conservative Allocation Fund	53

Notes to Financial Statements

(Unaudited) continued

yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Fund securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board of Trustees. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rate of exchange prevailing on the respective dates of such transactions.

54

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities as unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Upon entering into these contracts, risks may arise from the potential inability of the counterparties to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. This risk may be mitigated by having a master netting arrangement between the Fund and the

Target Conservative Allocation Fund	55

Notes to Financial Statements

(Unaudited) continued

counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense.

A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates and foreign currency exchange rates, with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund also used purchased options to gain exposure to certain securities and foreign currencies. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on at a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options

56

is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written.

The Fund, as writer of an option, may have no control over whether the underlying securities or currencies may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts. When a Fund writes an option on a swap contract, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps, is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Target Conservative Allocation Fund	57

Notes to Financial Statements

(Unaudited) continued

With exchange-traded futures and option contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options and guarantees the futures and options against default.

Swap Agreements: The Fund entered into credit default and interest rate swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Upon entering into an exchange traded swap, the Fund pledges with the clearing broker an initial margin and thereafter, pays or receives an amount, known as “variation margin”, based on daily changes in valuation of swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

58

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into credit default swaps to provide a measure of protection against defaults of the issuers. The Fund used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement

Target Conservative Allocation Fund	59

Notes to Financial Statements

(Unaudited) continued

between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other a determinable amount, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, no instances occurred where the right to set-off existed and management has not elected to offset.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees,

60

elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of January 31, 2014, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

When Issued/Delayed Delivery Securities: The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains and losses with respect to the security.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the

Target Conservative Allocation Fund	61

Notes to Financial Statements

(Unaudited) continued

extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual. Net investment income or loss (other than distribution fees which are charged directly to its respective class), unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par as appropriate.

62

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisers’ performance of all investment advisory services. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses. The management fee paid to PI is computed daily and payable monthly at an annual rate of .75% of average daily net assets up to $500 million, .70% of average daily net assets for the next $500 million and .65% of average daily net assets in excess of $1 billion. The effective management fee rate was .75% for the six months ended January 31, 2014.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. In addition, the Fund has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), which, together with PIMS, serves as co-distributor of the Class X shares of the Fund. The Fund compensates PIMS and PAD, as applicable, for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class X shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS or PAD. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund. Pursuant to the Distribution Plans, the Fund compensates PIMS and PAD, as applicable, for distribution related activities at an annual rate of up to .30%, 1%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, R and X shares, respectively. PIMS has contractually agreed through November 30, 2014 to limit such expenses to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

Target Conservative Allocation Fund	63

Notes to Financial Statements

(Unaudited) continued

PIMS has advised the Fund that it has received $49,973 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2014. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs. PIMS has advised the Fund that for the six months ended January 31, 2014, it has received $3,138 and $96 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C, respectively.

PIMS and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable. The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. Government investments, for the six months ended January 31, 2014, aggregated $171,371,514 and $185,858,707, respectively.

Transactions in options written during the six months ended January 31, 2014, were as follows:

	Notional Amount (000)	Premium Received
Options outstanding at July 31, 2013	11,900	$35,860
Written options	26,000	83,727
Expired options	(19,100)	(63,822)
Closed options	—	—

Options outstanding at January 31, 2014	18,800	$55,765

64

Note 5. Tax Information

The United States federal income tax basis of investments and the net unrealized appreciation as of January 31, 2014 were as follows:

Tax Basis	$116,468,252

Appreciation	14,440,388
Depreciation	(1,081,678)

Net Unrealized Appreciation	$13,358,710

The book basis may differ from tax basis due to certain tax related adjustments.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R, Class X and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class X shares are generally closed to new purchases. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and 1% in the eighth year. Class X shares automatically convert to Class A shares on a monthly basis approximately ten years after purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Target Conservative Allocation Fund	65

Notes to Financial Statements

(Unaudited) continued

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. As of January 31, 2014, Prudential owned 267 shares of Class R shares.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2014:
Shares sold	296,409	$3,444,749
Shares issued in reinvestment of dividends and distributions	439,256	4,994,342
Shares reacquired	(669,319)	(7,831,260)

Net increase (decrease) in shares outstanding before conversion	66,346	607,831
Shares issued upon conversion from Class B and Class X	63,992	750,921

Net increase (decrease) in shares outstanding	130,338	$1,358,752

Year ended July 31, 2013:
Shares sold	348,103	$3,906,801
Shares issued in reinvestment of dividends and distributions	95,006	1,036,538
Shares reacquired	(1,238,956)	(13,750,435)

Net increase (decrease) in shares outstanding before conversion	(795,847)	(8,807,096)
Shares issued upon conversion from Class B and Class X	197,388	2,211,060

Net increase (decrease) in shares outstanding	(598,459)	$(6,596,036)

Class B
Six months ended January 31, 2014:
Shares sold	66,546	$766,544
Shares issued in reinvestment of dividends and distributions	26,609	299,083
Shares reacquired	(27,423)	(316,423)

Net increase (decrease) in shares outstanding before conversion	65,732	749,204
Shares reacquired upon conversion into Class A	(63,439)	(732,294)

Net increase (decrease) in shares outstanding	2,293	$16,910

Year ended July 31, 2013:
Shares sold	59,208	$652,664
Shares issued in reinvestment of dividends and distributions	3,483	37,617
Shares reacquired	(85,990)	(939,746)

Net increase (decrease) in shares outstanding before conversion	(23,299)	(249,465)
Shares reacquired upon conversion into Class A	(193,915)	(2,140,610)

Net increase (decrease) in shares outstanding	(217,214)	$(2,390,075)

66

Class C	Shares	Amount
Six months ended January 31, 2014:
Shares sold	104,916	$1,201,287
Shares issued in reinvestment of dividends and distributions	79,867	896,911
Shares reacquired	(102,316)	(1,179,322)

Net increase (decrease) in shares outstanding	82,467	918,876

Year ended July 31, 2013:
Shares sold	98,615	$1,082,458
Shares issued in reinvestment of dividends and distributions	8,436	91,029
Shares reacquired	(236,573)	(2,595,119)

Net increase (decrease) in shares outstanding	(129,522)	$(1,421,632)

Class R
Six months ended January 31, 2014:
Shares sold	8,922	$103,246
Shares issued in reinvestment of dividends and distributions	1,313	14,901
Shares reacquired	(527)	(6,170)

Net increase (decrease) in shares outstanding	9,708	$111,977

Year ended July 31, 2013:
Shares sold	1,856	$20,510
Shares issued in reinvestment of dividends and distributions	227	2,478
Shares reacquired	(9,241)	(101,405)

Net increase (decrease) in shares outstanding	(7,158)	$(78,417)

Class X
Six months ended January 31, 2014:
Shares sold	144	$1,700
Shares issued in reinvestment of dividends and distributions	59	658
Shares reacquired	(173)	(2,044)

Net increase (decrease) in shares outstanding before conversion	30	314
Shares reacquired upon conversion into Class A	(1,612)	(18,627)

Net increase (decrease) in shares outstanding	(1,582)	$(18,313)

Year ended July 31, 2013:
Shares sold	824	$8,955
Shares issued in reinvestment of dividends and distributions	42	448
Shares reacquired	(920)	(9,920)

Net increase (decrease) in shares outstanding before conversion	(54)	(517)
Shares reacquired upon conversion into Class A	(6,325)	(70,450)

Net increase (decrease) in shares outstanding	(6,379)	$(70,967)

Target Conservative Allocation Fund	67

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended January 31, 2014:
Shares sold	109,465	$1,269,248
Shares issued in reinvestment of dividends and distributions	16,665	190,318
Shares reacquired	(38,213)	(449,042)

Net increase (decrease) in shares outstanding	87,917	$1,010,524

Year ended July 31, 2013:
Shares sold	82,063	$932,634
Shares issued in reinvestment of dividends and distributions	4,014	43,995
Shares reacquired	(158,262)	(1,770,071)

Net increase (decrease) in shares outstanding	(72,185)	$(793,442)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to November 5, 2013, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under these SCAs is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended January 31, 2014.

68

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2014(c)		2013(c)	2012(c)	2011(c)	2010(c)	2009(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.55		$10.69	$10.30	$9.53	$8.48	$9.84
Income (loss) from investment operations:
Net investment income	.01		.14	.17	.16	.18	.23
Net realized and unrealized gain (loss) on investments	.53		.86	.38	.79	.90	(.92)
Total from investment operations	.54		1.00	.55	.95	1.08	(.69)
Less Dividends and Distributions:
Dividends from net investment income	(.12)		(.14)	(.16)	(.18)	(.03)	(.37)
Tax return of capital	-		-	-	-	-	(.05)
Distributions from net realized gains on investments	(.59)		-	-	-	-	(.25)
Total dividends and distributions	(.71)		(.14)	(.16)	(.18)	(.03)	(.67)
Net asset value, end of period	$11.38		$11.55	$10.69	$10.30	$9.53	$8.48
Total Return(a)	4.69%		9.41%	5.53%	10.04%	12.72%	(6.36)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$86,556		$86,386	$86,352	$86,746	$75,228	$63,491
Average net assets (000)	$86,471		$85,636	$84,243	$83,395	$70,865	$59,479
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(g)	1.52%	(e)	1.52%	1.54%	1.52%	1.52%	1.64% (b)
Expenses before waivers and/or expense reimbursement	1.57%	(e)	1.57%	1.59%	1.57%	1.57%	1.69% (b)
Net investment income	.25%	(e)	1.25%	1.64%	1.59%	2.00%	2.76%
Portfolio turnover rate	241%	(f)	210%	248%	188%	200%	356%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Includes interest expense of .06%.

(c) Calculated based upon the average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

See Notes to Financial Statements.

Target Conservative Allocation Fund	69

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended January 31,	Year Ended July 31,
	2014(b)	2013(b)	2012(b)	2011(b)	2010(b)	2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.38	$10.54	$10.15	$9.41	$8.43	$9.82
Income (loss) from investment operations:
Net investment income (loss)	(.03)	.06	.09	.08	.11	.17
Net realized and unrealized gain (loss) on investments	.52	.84	.39	.78	.89	(.92)
Total from investment operations	.49	.90	.48	.86	1.00	(.75)
Less Dividends and Distributions:
Dividends from net investment income	(.04)	(.06)	(.09)	(.12)	(.02)	(.34)
Tax return of capital	-	-	-	-	-	(.05)
Distributions from net realized gains on investments	(.59)	-	-	-	-	(.25)
Total dividends and distributions	(.63)	(.06)	(.09)	(.12)	(.02)	(.64)
Net asset value, end of period	$11.24	$11.38	$10.54	$10.15	$9.41	$8.43
Total Return(a)	4.28%	8.57%	4.86%	9.20%	11.82%	(7.05)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,962	$6,012	$7,856	$13,995	$23,212	$32,609
Average net assets (000)	$6,001	$6,958	$10,840	$18,900	$28,746	$39,077
Ratios to average net assets(c):
Expenses	2.27% (e)	2.27%	2.29%	2.27%	2.27%	2.39% (d)
Net investment income (loss)	(.50)% (e)	.52%	.93%	.82%	1.26%	2.08%
Portfolio turnover rate	241% (f)	210%	248%	188%	200%	356%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon the average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Includes interest expense of .06%.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

70

Class C Shares
	Six Months Ended January 31,	Year Ended July 31,
	2014(b)	2013(b)	2012(b)	2011(b)	2010(b)	2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.38	$10.54	$10.15	$9.41	$8.43	$9.82
Income (loss) from investment operations:
Net investment income (loss)	(.03)	.06	.09	.08	.11	.17
Net realized and unrealized gain (loss) on investments	.52	.84	.39	.78	.89	(.92)
Total from investment operations	.49	.90	.48	.86	1.00	(.75)
Less Dividends and Distributions:
Dividends from net investment income	(.04)	(.06)	(.09)	(.12)	(.02)	(.34)
Tax return of capital	-	-	-	-	-	(.05)
Distributions from net realized gains on investments	(.59)	-	-	-	-	(.25)
Total dividends and distributions	(.63)	(.06)	(.09)	(.12)	(.02)	(.64)
Net asset value, end of period	$11.24	$11.38	$10.54	$10.15	$9.41	$8.43
Total Return(a)	4.28%	8.57%	4.86%	9.20%	11.82%	(7.05)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,926	$17,217	$17,307	$19,133	$20,499	$21,777
Average net assets (000)	$17,546	$17,251	$17,651	$20,208	$21,746	$23,090
Ratios to average net assets(c):
Expenses	2.27% (e)	2.27%	2.29%	2.27%	2.27%	2.39% (d)
Net investment income (loss)	(.51)% (e)	.51%	.89%	.83%	1.26%	2.04%
Portfolio turnover rate	241% (f)	210%	248%	188%	200%	356%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon the average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Includes interest expense of .06%.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Target Conservative Allocation Fund	71

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended January 31,		Year Ended July 31,
	2014(c)		2013(c)	2012(c)	2011(c)	2010(c)	2009(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.52		$10.67	$10.28	$9.51	$8.48	$9.85
Income (loss) from investment operations:
Net investment income	-	(g)	.11	.14	.13	.16	.24
Net realized and unrealized gain (loss) on investments	.52		.85	.39	.80	.89	(.95)
Total from investment operations	.52		.96	.53	.93	1.05	(.71)
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.11)	(.14)	(.16)	(.02)	(.36)
Tax return of capital	-		-	-	-	-	(.05)
Distributions from net realized gains on investments	(.59)		-	-	-	-	(.25)
Total dividends and distributions	(.68)		(.11)	(.14)	(.16)	(.02)	(.66)
Net asset value, end of period	$11.36		$11.52	$10.67	$10.28	$9.51	$8.48
Total Return(a)	4.54%		9.07%	5.29%	9.84%	12.44%	(6.59)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$275		$167	$231	$232	$687	$721
Average net assets (000)	$266		$196	$219	$669	$686	$1,255
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(i)	1.77%	(e)	1.77%	1.79%	1.77%	1.77%	1.89% (b)
Expenses before waivers and/or expense reimbursement	2.02%	(e)	2.02%	2.04%	2.02%	2.02%	2.14% (b)
Net investment income	-	(e)(h)	1.04%	1.39%	1.29%	1.76%	2.70%
Portfolio turnover rate	241%	(f)	210%	248%	188%	200%	356%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Includes interest expense of .06%.

(c) Calculated based upon the average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) Less than $.005.

(h) Less than .005%.

(i) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

See Notes to Financial Statements.

72

Class X Shares
	Six Months Ended January 31,	Year Ended July 31,
	2014(b)	2013(b)	2012(b)	2011(b)	2010(b)	2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.38	$10.54	$10.16	$9.41	$8.43	$9.82
Income (loss) from investment operations:
Net investment income (loss)	(.02)	.06	.09	.08	.12	.18
Net realized and unrealized gain (loss) on investments	.51	.84	.38	.79	.88	(.93)
Total from investment operations	.49	.90	.47	.87	1.00	(.75)
Less Dividends and Distributions:
Dividends from net investment income	(.04)	(.06)	(.09)	(.12)	(.02)	(.34)
Tax return of capital	-	-	-	-	-	(.05)
Distributions from net realized gains on investments	(.59)	-	-	-	-	(.25)
Total dividends and distributions	(.63)	(.06)	(.09)	(.12)	(.02)	(.64)
Net asset value, end of period	$11.24	$11.38	$10.54	$10.16	$9.41	$8.43
Total Return(a)	4.28%	8.57%	4.75%	9.31%	11.82%	(7.05)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10	$28	$93	$123	$769	$977
Average net assets (000)	$19	$69	$108	$391	$863	$1,342
Ratios to average net assets(c):
Expenses	2.25% (e)	2.27%	2.29%	2.27%	2.27%	2.37% (d)
Net investment income (loss)	(.42)% (e)	.57%	.90%	.78%	1.26%	2.13%
Portfolio turnover rate	241% (f)	210%	248%	188%	200%	356%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon the average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Includes interest expense of .06%.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Target Conservative Allocation Fund	73

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,
	2014(b)		2013(b)	2012(b)	2011(b)	2010(b)	2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.62		$10.75	$10.35	$9.57	$8.50	$9.85
Income (loss) from investment operations:
Net investment income	.03		.17	.20	.19	.21	.26
Net realized and unrealized gain (loss) on investments	.53		.87	.39	.79	.89	(.93)
Total from investment operations	.56		1.04	.59	.98	1.10	(.67)
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.17)	(.19)	(.20)	(.03)	(.38)
Tax return of capital	-		-	-	-	-	(.05)
Distributions from net realized gains on investments	(.59)		-	-	-	-	(.25)
Total dividends and distributions	(.74)		(.17)	(.19)	(.20)	(.03)	(.68)
Net asset value, end of period	$11.44		$11.62	$10.75	$10.35	$9.57	$8.50
Total Return(a)	4.83%		9.72%	5.85%	10.31%	12.97%	(6.14)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,133		$3,178	$3,717	$3,921	$2,877	$3,156
Average net assets (000)	$3,797		$3,181	$4,379	$3,567	$3,031	$3,809
Ratios to average net assets(c):
Expenses	1.27%	(e)	1.27%	1.29%	1.27%	1.27%	1.39% (d)
Net investment income	.48%	(e)	1.51%	1.90%	1.84%	2.26%	3.10%
Portfolio turnover rate	241%	(f)	210%	248%	188%	200%	356%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon the average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Includes interest expense of .06%.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

74

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Eagle Asset Management, Inc.	880 Carillon Parkway St. Petersburg, FL 33716

	EARNEST Partners, LLC	1180 Peachtree Street Suite 2300 Atlanta, GA 30309

	Epoch Investment Partners, Inc.	399 Park Avenue New York, NY 10022

	Hotchkis & Wiley Capital Management, LLC	725 South Figueroa Street 39th Floor Los Angeles, CA 90017

	Massachusetts Financial Services Company	111 Huntington Avenue Boston, MA 02199

	NFJ Investment Group LLC	2100 Ross Avenue Dallas, TX 75201

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Target Conservative Allocation Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

TARGET CONSERVATIVE ALLOCATION FUND

SHARE CLASS	A	B	C	R	X	Z
NASDAQ	PCGAX	PBCFX	PCCFX	PCLRX	N/A	PDCZX
CUSIP	74442X108	74442X207	74442X306	74442X405	74442X603	74442X504

MFSP504E2    0259065-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL DEFENSIVE EQUITY FUND

SEMIANNUAL REPORT • JANUARY 31, 2014

Fund Type

Defensive Equity

Objective

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), a Prudential Financial company. Quantitative Management Associates LLC (QMA) is wholly owned subsidiary of Prudential Investment Management, Inc. (PIM). QMA and PIM are registered investment advisers and Prudential Financial companies. ©2014 Prudential Financial, Inc. and its related entities. Prudential Investments, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

March 14, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Defensive Equity Fund informative and useful. The report covers performance for the six-month period that ended January 31, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Defensive Equity Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Defensive Equity Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 1/31/14
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	4.08%	11.91%	83.89%	73.00%	—
Class B	3.68	11.15	77.25	60.60	—
Class C	3.68	11.15	77.25	60.60	—
Class R	3.92	11.65	81.64	N/A	65.86% (10/4/04)
Class X	4.08	11.91	82.71	N/A	63.44 (10/4/04)
Class Z	4.15	12.16	86.00	77.34	—
S&P 500 Index	6.85	21.51	140.50	93.60	—
Russell 1000® Defensive Index	5.69	19.88	119.77	100.02	—
Customized Blend Index*	5.55	13.06	93.79	89.14	—
Lipper Large-Cap Core Funds Avg.	6.57	20.43	128.95	87.79	—

Average Annual Total Returns (With Sales Charges) as of 12/31/13
		One Year	Five Years	Ten Years	Since Inception
Class A		13.32%	11.08%	5.60%	—
Class B		13.91	11.36	5.40	—
Class C		18.01	11.49	5.40	—
Class R		19.54	12.05	N/A	6.02% (10/4/04)
Class X		13.91	11.79	N/A	5.86 (10/4/04)
Class Z		20.17	12.60	6.46	—
S&P 500 Index		32.37	17.93	7.40	—
Russell 1000 Defensive Index		30.90	16.09	7.69	—
Customized Blend Index*		18.74	13.13	6.92	—
Lipper Large-Cap Core Funds Avg.		31.38	16.90	6.98	—

*Effective May 8, 2013, the Fund’s investment strategy and policies were changed and Quantitative Management Associates LLC (QMA) became the subadviser to the Fund. The Fund’s performance prior to May 8, 2013 is not attributable to QMA or to the Fund’s current investment strategies. The Fund no longer compares its performance to the Customized Blend Index because the Fund’s manager believes that the Russell 1000 Defensive Index and the Lipper Large-Cap Core Funds Average provide a more appropriate basis for performance comparisons in light of the Fund’s adoption of new investment policies and strategies.

Source: Prudential Investments LLC and Lipper, Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class R	Class X	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Year 1) 4% (Year 2) 3% (Year 3) 2% (Year 4) 1% (Years 5/6) 0% (Year 7)	1% on sales made within 12 months of purchase	None	6% (Year 1) 5% (Year 2) 4% (Years 3/4) 3% (Year 5) 2% (Years 6/7) 1% (Year 8) 0% (Year 9)	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	.75% (.50% currently)	1%	None

Class X shares are closed to new initial purchases. Class X shares are only available through exchanges from the same class of shares of certain other Prudential Investments Funds.

Benchmark Definitions

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total return as of 1/31/14 is 94.23% for Class R and Class X. S&P 500 Index Closest Month-End to Inception average annual total return as of 12/31/13 is 7.85% for Class R and Class X.

Russell 1000 Defensive Index

The Russell 1000 Defensive Index is unmanaged and measures the performance of the large-cap defensive segment of the U.S. equity universe. It includes those Russell 1000 Index companies with relatively stable business conditions which are less sensitive to economic cycles, credit cycles, and market volatility based on their stability variables. Stability is measured in terms of volatility (price and earnings), leverage, and return on assets. An investment cannot be made directly in an index. Russell 1000 Defensive Index Closest Month-End to Inception cumulative total return as of 1/31/14 is 92.22% for Class R and Class X. Russell 1000 Defensive Index Closest Month-End to Inception average annual total return as of 12/31/13 is 7.72% for Class R and Class X.

Prudential Defensive Equity Fund	3

Your Fund’s Performance (continued)

Customized Blend Index

The Customized Benchmark (Customized Blend Index) for the Target Moderate Allocation Fund (the former name of the Prudential Defensive Equity Fund) is a model portfolio consisting of the Russell 3000® Index (52%), Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) (13%), and the Barclays U.S. Aggregate Bond Index (35%). Each component of the Customized Blend Index is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison to the Fund’s performance, based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Customized Blend Index does not reflect deductions for any sales charges or operating expenses of a mutual fund. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE ND Index is an unmanaged weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed. The Fund utilizes the net dividends (ND) version of the MSCI EAFE Index. The net dividends and gross dividends versions of the MSCI EAFE Index differ in that the net dividends returns reflect the impact of the maximum withholding taxes on reinvested dividends, while the gross dividends returns do not reflect the impact of the maximum withholding taxes on reinvested dividends. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. The Barclays U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. Government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed. Customized Blend Index Closest Month-End to Inception cumulative total return as of 1/31/14 is 87.18% for Class R and Class X. Customized Blend Index Closest Month-End to Inception average annual total return as of 12/31/13 is 7.20% for Class R and Class X.

Lipper Large-Cap Core Funds Average

The Lipper Large-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Lipper Average Closest Month-End to Inception cumulative total return as of 1/31/14 is 87.76% for Class R and Class X. Lipper Average Closest Month-End to Inception average annual total return as of 12/31/13 is 7.40% for Class R and Class X.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 1/31/14
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	2.8%
Procter & Gamble Co. (The), Household Products	2.3
Johnson & Johnson, Pharmaceuticals	1.9
General Electric Co., Industrial Conglomerates	1.8
Coca-Cola Co. (The), Beverages	1.6

Holdings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Five Largest Industries expressed as a percentage of net assets as of 1/31/14
Oil, Gas & Consumable Fuels	9.1%
Pharmaceuticals	7.1
Food & Staples Retailing	4.1
Media	3.9
Beverages	3.8

Industry weightings reflect only long-term investments and are subject to change.

Prudential Defensive Equity Fund	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2013, at the beginning of the period, and held through the six-month period ended January 31, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

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Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Defensive Equity Fund		Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,040.80	1.33%	$6.84
	Hypothetical	$1,000.00	$1,018.45	1.33%	$6.77

Class B	Actual	$1,000.00	$1,036.80	2.08%	$10.68
	Hypothetical	$1,000.00	$1,014.67	2.08%	$10.56

Class C	Actual	$1,000.00	$1,036.80	2.08%	$10.68
	Hypothetical	$1,000.00	$1,014.67	2.08%	$10.56

Class R	Actual	$1,000.00	$1,039.20	1.58%	$8.12
	Hypothetical	$1,000.00	$1,017.19	1.58%	$8.03

Class X	Actual	$1,000.00	$1,040.80	1.33%	$6.84
	Hypothetical	$1,000.00	$1,018.45	1.33%	$6.77

Class Z	Actual	$1,000.00	$1,041.50	1.08%	$5.56
	Hypothetical	$1,000.00	$1,019.71	1.08%	$5.50

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2014, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Defensive Equity Fund	7

Fees and Expenses (continued)

The Fund’s annualized expense ratios for the period ended January 31, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.38%	1.33%
B	2.08	2.08
C	2.08	2.08
R	1.83	1.58
X	2.08	1.33
Z	1.08	1.08

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

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Portfolio of Investments

as of January 31, 2014 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 95.5%

COMMON STOCKS

Aerospace & Defense 3.2%
12,360	Boeing Co. (The)	$1,548,214
6,000	General Dynamics Corp.	607,860
14,000	Honeywell International, Inc.	1,277,220
1,590	L-3 Communications Holdings, Inc.	176,601
4,810	Lockheed Martin Corp.	725,877
3,970	Northrop Grumman Corp.	458,733
2,600	Precision Castparts Corp.	662,350
5,700	Raytheon Co.	541,899
2,400	Rockwell Collins, Inc.	181,344
5,000	Textron, Inc.	177,500
15,090	United Technologies Corp.	1,720,562

		8,078,160

Air Freight & Logistics 0.9%
2,700	C.H. Robinson Worldwide, Inc.	158,058
3,700	Expeditors International of Washington, Inc.	151,182
5,320	FedEx Corp.	709,262
12,780	United Parcel Service, Inc. (Class B Stock)	1,217,040

		2,235,542

Airlines 0.3%
15,200	Delta Air Lines, Inc.	465,272
12,400	Southwest Airlines Co.	259,780

		725,052

Auto Components 0.4%
3,860	BorgWarner, Inc.	207,282
4,700	Delphi Automotive PLC (United Kingdom)	286,183
4,100	Goodyear Tire & Rubber Co. (The)	97,006
11,500	Johnson Controls, Inc.	530,380

		1,120,851

Automobiles 0.8%
66,200	Ford Motor Co.	990,352
19,100	General Motors Co.*	689,128
3,700	Harley-Davidson, Inc.	228,253

		1,907,733

See Notes to Financial Statements.

Prudential Defensive Equity Fund	9

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Beverages 3.8%
4,500	Beam, Inc.	$374,850
4,500	Brown-Forman Corp. (Class B Stock)	346,500
105,300	Coca-Cola Co. (The)	3,982,446
6,700	Coca-Cola Enterprises, Inc.	290,043
4,600	Constellation Brands, Inc. (Class A Stock)*	352,682
5,600	Dr. Pepper Snapple Group, Inc.	268,128
4,400	Molson Coors Brewing Co. (Class B Stock)	231,616
3,800	Monster Beverage Corp.*	258,020
42,600	PepsiCo, Inc.	3,423,336

		9,527,621

Biotechnology 3.1%
3,650	Alexion Pharmaceuticals, Inc.*	579,365
14,010	Amgen, Inc.	1,666,489
4,390	Biogen Idec, Inc.*	1,372,490
7,660	Celgene Corp.*	1,163,784
28,500	Gilead Sciences, Inc.*	2,298,525
1,460	Regeneron Pharmaceuticals, Inc.*	421,341
4,400	Vertex Pharmaceuticals, Inc.*	347,776

		7,849,770

Building Products 0.1%
1,566	Allegion PLC*	77,282
6,300	Masco Corp.	133,308

		210,590

Capital Markets 1.4%
2,040	Ameriprise Financial, Inc.	215,506
11,900	Bank of New York Mellon Corp. (The)	380,324
1,320	BlackRock, Inc.	396,620
12,000	Charles Schwab Corp. (The)	297,840
3,200	E*Trade Financial Corp.*	64,064
4,190	Franklin Resources, Inc.	217,922
4,340	Goldman Sachs Group, Inc. (The)	712,281
4,700	Invesco Ltd.	156,275
1,200	Legg Mason, Inc.	50,820
14,300	Morgan Stanley	421,993
2,400	Northern Trust Corp.	144,528

See Notes to Financial Statements.

10

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Capital Markets (cont’d.)
4,600	State Street Corp.	$307,970
2,700	T. Rowe Price Group, Inc.	211,788

		3,577,931

Chemicals 1.4%
1,820	Air Products & Chemicals, Inc.	191,355
570	Airgas, Inc.	58,847
500	CF Industries Holdings, Inc.	115,430
10,400	Dow Chemical Co. (The)	473,304
8,000	E.I. du Pont de Nemours & Co.	488,080
1,300	Eastman Chemical Co.	101,348
2,330	Ecolab, Inc.	234,258
1,200	FMC Corp.	84,756
700	International Flavors & Fragrances, Inc.	60,676
3,800	LyondellBasell Industries NV (Class A Stock)	299,288
4,520	Monsanto Co.	481,606
2,900	Mosaic Co. (The)	129,514
1,220	PPG Industries, Inc.	222,479
2,530	Praxair, Inc.	315,542
740	Sherwin-Williams Co. (The)	135,612
1,000	Sigma-Aldrich Corp.	92,970

		3,485,065

Commercial Banks 1.9%
7,300	BB&T Corp.	273,093
2,000	Comerica, Inc.	91,600
9,200	Fifth Third Bancorp	193,384
9,000	Huntington Bancshares, Inc.	81,630
9,500	KeyCorp	121,220
1,380	M&T Bank Corp.	153,884
5,500	PNC Financial Services Group, Inc.	439,340
14,600	Regions Financial Corp.	148,482
5,600	SunTrust Banks, Inc.	207,312
18,800	U.S. Bancorp	746,924
49,100	Wells Fargo & Co.	2,226,194
2,000	Zions Bancorporation	57,500

		4,740,563

See Notes to Financial Statements.

Prudential Defensive Equity Fund	11

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Services & Supplies 0.6%
3,600	ADT Corp. (The)	$108,144
1,800	Cintas Corp.	102,726
3,000	Iron Mountain, Inc.	79,230
3,600	Pitney Bowes, Inc.	90,648
4,800	Republic Services, Inc.	153,744
1,530	Stericycle, Inc.*	179,102
8,300	Tyco International Ltd.	336,067
7,800	Waste Management, Inc.	325,884

		1,375,545

Communications Equipment 0.7%
34,500	Cisco Systems, Inc.	755,895
500	F5 Networks, Inc.*	53,500
700	Harris Corp.	48,538
3,200	Juniper Networks, Inc.*	85,152
1,500	Motorola Solutions, Inc.	95,700
10,900	QUALCOMM, Inc.	808,998

		1,847,783

Computers & Peripherals 1.6%
5,810	Apple, Inc.	2,908,486
13,200	EMC Corp.	319,968
12,400	Hewlett-Packard Co.	359,600
2,200	NetApp, Inc.	93,148
1,500	SanDisk Corp.	104,325
2,100	Seagate Technology PLC	111,006
1,400	Western Digital Corp.	120,638

		4,017,171

Construction & Engineering 0.2%
2,900	Fluor Corp.	220,284
2,400	Jacobs Engineering Group, Inc.*	145,704
3,800	Quanta Services, Inc.*	118,446

		484,434

Construction Materials
1,100	Vulcan Materials Co.	67,903

See Notes to Financial Statements.

12

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Consumer Finance 0.6%
9,500	American Express Co.	$807,690
6,000	Capital One Financial Corp.	423,660
5,000	Discover Financial Services	268,250
4,600	SLM Corp.	104,696

		1,604,296

Containers & Packaging 0.1%
800	Avery Dennison Corp.	39,416
1,200	Ball Corp.	61,428
900	Bemis Co., Inc.	34,659
1,500	MeadWestvaco Corp.	54,105
1,400	Owens-Illinois, Inc.*	44,856
1,700	Sealed Air Corp.	53,023

		287,487

Distributors 0.1%
2,600	Genuine Parts Co.	213,850

Diversified Consumer Services 0.1%
80	Graham Holdings Co.	50,085
4,500	H&R Block, Inc.	136,800

		186,885

Diversified Financial Services 3.4%
109,400	Bank of America Corp.	1,832,450
18,450	Berkshire Hathaway, Inc. (Class B Stock)*	2,059,020
31,100	Citigroup, Inc.	1,475,073
3,300	CME Group, Inc.	246,708
1,206	IntercontinentalExchange Group, Inc.	251,801
38,500	JPMorgan Chase & Co.	2,131,360
3,300	Leucadia National Corp.	90,189
2,900	McGraw Hill Financial, Inc.	220,516
2,000	Moody’s Corp.	149,160
1,300	NASDAQ OMX Group, Inc. (The)	49,595

		8,505,872

Diversified Telecommunication Services 1.8%
69,000	AT&T, Inc.	2,299,080
7,700	CenturyLink, Inc.	222,222
13,000	Frontier Communications Corp.	61,100

See Notes to Financial Statements.

Prudential Defensive Equity Fund	13

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Diversified Telecommunication Services (cont’d.)
37,500	Verizon Communications, Inc.	$1,800,750
7,800	Windstream Holdings, Inc.	58,344

		4,441,496

Electric Utilities 2.2%
10,000	American Electric Power Co., Inc.	488,100
14,500	Duke Energy Corp.	1,023,990
6,700	Edison International	322,672
3,700	Entergy Corp.	233,211
17,600	Exelon Corp.	510,400
8,600	FirstEnergy Corp.	270,814
8,900	NextEra Energy, Inc.	818,177
6,500	Northeast Utilities	284,700
5,100	Pepco Holdings, Inc.	99,093
2,300	Pinnacle West Capital Corp.	121,049
12,900	PPL Corp.	394,353
18,100	Southern Co. (The)	746,444
10,200	Xcel Energy, Inc.	294,882

		5,607,885

Electrical Equipment 0.9%
4,400	AMETEK, Inc.	217,448
8,500	Eaton Corp. PLC	621,265
12,600	Emerson Electric Co.	830,844
2,480	Rockwell Automation, Inc.	284,803
1,780	Roper Industries, Inc.	244,287

		2,198,647

Electronic Equipment, Instruments & Components 0.2%
1,000	Amphenol Corp. (Class A Stock)	86,880
9,300	Corning, Inc.	160,053
900	FLIR Systems, Inc.	28,548
1,100	Jabil Circuit, Inc.	19,767
2,600	TE Connectivity Ltd. (Switzerland)	146,926

		442,174

Energy Equipment & Services 2.1%
7,800	Baker Hughes, Inc.	441,792
4,200	Cameron International Corp.*	251,874
1,200	Diamond Offshore Drilling, Inc.	58,248

See Notes to Financial Statements.

14

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Energy Equipment & Services (cont’d.)
4,100	Ensco PLC (Class A Stock)	$206,517
4,200	FMC Technologies, Inc.*	207,648
14,900	Halliburton Co.	730,249
1,900	Helmerich & Payne, Inc.	167,276
4,500	Nabors Industries Ltd.	76,860
7,500	National Oilwell Varco, Inc.	562,575
4,400	Noble Corp PLC	136,532
2,200	Rowan Cos. PLC (Class A Stock)*	69,014
23,100	Schlumberger Ltd.	2,022,867
5,900	Transocean Ltd.	255,352

		5,186,804

Food & Staples Retailing 4.1%
12,120	Costco Wholesale Corp.	1,361,803
33,000	CVS Caremark Corp.	2,234,760
14,400	Kroger Co. (The)	519,840
6,800	Safeway, Inc.	212,432
16,100	Sysco Corp.	564,788
44,900	Wal-Mart Stores, Inc.	3,353,132
24,200	Walgreen Co.	1,387,870
10,300	Whole Foods Market, Inc.	538,278

		10,172,903

Food Products 2.7%
18,200	Archer-Daniels-Midland Co.	718,536
5,000	Campbell Soup Co.	206,050
11,700	ConAgra Foods, Inc.	371,943
17,600	General Mills, Inc.	845,152
4,200	Hershey Co. (The)	417,480
3,700	Hormel Foods Corp.	168,128
2,920	J.M. Smucker Co. (The)	281,459
7,100	Kellogg Co.	411,658
16,500	Kraft Foods Group, Inc.	863,775
3,700	McCormick & Co., Inc.	237,466
5,600	Mead Johnson Nutrition Co.	430,584
48,600	Mondelez International, Inc. (Class A Stock)	1,591,650
7,500	Tyson Foods, Inc. (Class A Stock)	280,500

		6,824,381

See Notes to Financial Statements.

Prudential Defensive Equity Fund	15

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Gas Utilities 0.2%
2,400	AGL Resources, Inc.	$114,672
4,200	ONEOK, Inc.	287,658

		402,330

Health Care Equipment & Supplies 2.5%
28,700	Abbott Laboratories	1,052,142
10,100	Baxter International, Inc.	689,830
3,610	Becton, Dickinson and Co.	390,313
24,800	Boston Scientific Corp.*	335,544
1,450	C.R. Bard, Inc.	187,906
3,900	CareFusion Corp.*	159,003
8,600	Covidien PLC	586,864
2,600	DENTSPLY International, Inc.	119,964
2,000	Edwards Lifesciences Corp.*	130,240
710	Intuitive Surgical, Inc.*	289,382
18,500	Medtronic, Inc.	1,046,360
5,400	St. Jude Medical, Inc.	327,942
5,500	Stryker Corp.	426,800
2,000	Varian Medical Systems, Inc.*	162,620
3,200	Zimmer Holdings, Inc.	300,704

		6,205,614

Health Care Providers & Services 2.5%
6,800	Aetna, Inc.	464,644
4,300	AmerisourceBergen Corp.	289,046
6,400	Cardinal Health, Inc.	435,328
5,200	CIGNA Corp.	448,812
3,280	DaVita Healthcare Partners, Inc.*	212,970
15,000	Express Scripts Holding Co.*	1,120,350
2,900	Humana, Inc.	282,170
1,630	Laboratory Corp. of America Holdings*	146,423
4,270	McKesson Corp.	744,731
1,500	Patterson Cos., Inc.	59,940
2,700	Quest Diagnostics, Inc.	141,750
1,800	Tenet Healthcare Corp.*	82,818
18,700	UnitedHealth Group, Inc.	1,351,636
5,500	WellPoint, Inc.	473,000

		6,253,618

See Notes to Financial Statements.

16

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Technology 0.1%
5,500	Cerner Corp.*	$312,895

Hotels, Restaurants & Leisure 1.8%
7,300	Carnival Corp.	286,087
520	Chipotle Mexican Grill, Inc.*	287,019
2,200	Darden Restaurants, Inc.	108,768
4,100	International Game Technology	59,163
3,800	Marriott International, Inc. (Class A Stock)	187,340
16,700	McDonald’s Corp.	1,572,639
12,700	Starbucks Corp.	903,224
3,200	Starwood Hotels & Resorts Worldwide, Inc.	239,072
2,200	Wyndham Worldwide Corp.	156,068
1,360	Wynn Resorts Ltd.	295,691
7,500	Yum! Brands, Inc.	503,625

		4,598,696

Household Durables 0.4%
4,700	D.R. Horton, Inc.*	110,356
2,100	Garmin Ltd.	94,605
1,100	Harman International Industries, Inc.	113,773
2,300	Leggett & Platt, Inc.	69,046
2,800	Lennar Corp. (Class A Stock)	112,448
1,030	Mohawk Industries, Inc.*	146,445
4,800	Newell Rubbermaid, Inc.	148,320
5,700	PulteGroup, Inc.	115,824
1,320	Whirlpool Corp.	175,956

		1,086,773

Household Products 3.5%
3,600	Clorox Co. (The)	317,772
24,400	Colgate-Palmolive Co.	1,494,012
10,590	Kimberly-Clark Corp.	1,158,228
75,400	Procter & Gamble Co. (The)	5,777,148

		8,747,160

Independent Power Producers & Energy Traders 0.2%
13,500	AES Corp. (The)	189,810
6,600	NRG Energy, Inc.	183,810

		373,620

See Notes to Financial Statements.

Prudential Defensive Equity Fund	17

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Industrial Conglomerates 2.7%
11,440	3M Co.	$1,466,494
10,700	Danaher Corp.	795,973
180,800	General Electric Co.	4,543,504

		6,805,971

Insurance 1.8%
3,530	ACE Ltd.	331,149
4,900	Aflac, Inc.	307,622
4,700	Allstate Corp. (The)	240,640
15,200	American International Group, Inc.	728,992
3,200	Aon PLC (United Kingdom)	257,472
800	Assurant, Inc.	52,280
2,700	Chubb Corp. (The)	228,258
1,600	Cincinnati Financial Corp.	77,520
5,400	Genworth Financial, Inc. (Class A Stock)*	79,650
4,700	Hartford Financial Services Group, Inc. (The)	156,275
2,800	Lincoln National Corp.	134,484
3,200	Loews Corp.	142,688
5,700	Marsh & McLennan Cos., Inc.	260,547
11,600	MetLife, Inc.	568,980
2,900	Principal Financial Group, Inc.	126,353
5,800	Progressive Corp. (The)	134,792
1,000	Torchmark Corp.	75,150
3,800	Travelers Cos., Inc. (The)	308,864
2,800	Unum Group	90,160
3,000	XL Group PLC (Ireland)	86,220

		4,388,096

Internet & Catalog Retail 1.6%
6,230	Amazon.com, Inc.*	2,234,639
1,700	Expedia, Inc.	110,466
1,000	Netflix, Inc.*	409,330
870	priceline.com, Inc.*	996,054
1,900	Tripadvisor, Inc.*	146,661

		3,897,150

Internet Software & Services 1.4%
1,100	Akamai Technologies, Inc.*	52,448
7,500	eBay, Inc.*	399,000
10,600	Facebook, Inc. (Class A Stock)*	663,242

See Notes to Financial Statements.

18

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Internet Software & Services (cont’d.)
1,820	Google, Inc. (Class A Stock)*	$2,149,365
800	VeriSign, Inc.*	47,000
6,100	Yahoo!, Inc.*	219,722

		3,530,777

IT Services 1.5%
4,100	Accenture PLC (Class A Stock)	327,508
320	Alliance Data Systems Corp.*	76,691
3,100	Automatic Data Processing, Inc.	237,460
1,960	Cognizant Technology Solutions Corp. (Class A Stock)*	189,963
900	Computer Sciences Corp.	54,369
1,900	Fidelity National Information Services, Inc.	96,330
1,660	Fiserv, Inc.*	93,043
6,590	International Business Machines Corp.	1,164,321
6,700	MasterCard, Inc. (Class A Stock)	507,056
2,100	Paychex, Inc.	87,822
1,000	Teradata Corp.*	41,120
1,000	Total System Services, Inc.	29,880
3,290	Visa, Inc. (Class A Stock)	708,765
3,500	Western Union Co. (The)	53,900

		3,668,228

Leisure Equipment & Products 0.1%
1,900	Hasbro, Inc.	93,328
5,700	Mattel, Inc.	215,688

		309,016

Life Sciences Tools & Services 0.7%
6,100	Agilent Technologies, Inc.	354,715
3,200	Life Technologies Corp.*	243,424
2,100	PerkinElmer, Inc.	91,560
6,720	Thermo Fisher Scientific, Inc.	773,741
1,650	Waters Corp.*	178,645

		1,642,085

Machinery 2.0%
11,400	Caterpillar, Inc.	1,070,574
3,120	Cummins, Inc.	396,178
6,900	Deere & Co.	593,124
3,100	Dover Corp.	268,336

See Notes to Financial Statements.

Prudential Defensive Equity Fund	19

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Machinery (cont’d.)
2,500	Flowserve Corp.	$180,825
7,300	Illinois Tool Works, Inc.	575,751
4,800	Ingersoll-Rand PLC	282,192
1,900	Joy Global, Inc.	100,301
6,300	PACCAR, Inc.	352,800
2,000	Pall Corp.	160,200
2,670	Parker Hannifin Corp.	302,698
3,600	Pentair Ltd.	267,588
1,040	Snap-on, Inc.	104,156
2,800	Stanley Black & Decker, Inc.	216,720
3,300	Xylem, Inc.	110,088

		4,981,531

Media 3.9%
3,500	Cablevision Systems Corp. (Class A Stock)	56,140
9,400	CBS Corp. (Class B Stock)	551,968
43,800	Comcast Corp. (Class A Stock)	2,384,910
8,200	DIRECTV*	569,326
3,800	Discovery Communications, Inc. (Class A Stock)*	303,164
3,800	Gannett Co., Inc.	104,614
6,900	Interpublic Group of Cos., Inc. (The)	112,608
8,350	News Corp. (Class A Stock)*	133,266
4,300	Omnicom Group, Inc.	312,094
1,900	Scripps Networks Interactive, Inc. (Class A Stock)	137,788
4,740	Time Warner Cable, Inc.	631,700
15,200	Time Warner, Inc.	955,016
32,900	Twenty-First Century Fox, Inc.	1,046,878
6,800	Viacom, Inc. (Class B Stock)	558,280
27,500	Walt Disney Co. (The)	1,996,775

		9,854,527

Metals & Mining 0.3%
9,100	Alcoa, Inc.	104,741
900	Allegheny Technologies, Inc.	28,296
1,300	Cliffs Natural Resources, Inc.	25,116
8,900	Freeport-McMoRan Copper & Gold, Inc.	288,449
4,200	Newmont Mining Corp.	90,720
2,700	Nucor Corp.	130,545
1,200	United States Steel Corp.	31,332

		699,199

See Notes to Financial Statements.

20

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Multi-Utilities 1.5%
5,000	Ameren Corp.	$189,200
8,800	CenterPoint Energy, Inc.	205,920
5,400	CMS Energy Corp.	150,066
6,000	Consolidated Edison, Inc.	326,460
11,900	Dominion Resources, Inc.	808,129
3,600	DTE Energy Co.	245,592
1,600	Integrys Energy Group, Inc.	86,944
6,400	NiSource, Inc.	219,968
9,200	PG&E Corp.	387,780
10,400	Public Service Enterprise Group, Inc.	346,736
2,900	SCANA Corp.	137,083
4,700	Sempra Energy	435,737
4,200	TECO Energy, Inc.	68,796
4,600	Wisconsin Energy Corp.	196,282

		3,804,693

Multiline Retail 0.7%
4,900	Dollar General Corp.*	275,968
3,500	Dollar Tree, Inc.*	176,820
1,600	Family Dollar Stores, Inc.	98,912
3,400	Kohl’s Corp.	172,142
6,200	Macy’s, Inc.	329,840
2,400	Nordstrom, Inc.	137,880
10,600	Target Corp.	600,384

		1,791,946

Office Electronics
7,400	Xerox Corp.	80,290

Oil, Gas & Consumable Fuels 9.1%
8,900	Anadarko Petroleum Corp.	718,141
7,000	Apache Corp.	561,820
7,400	Cabot Oil & Gas Corp.	295,852
8,800	Chesapeake Energy Corp.	236,808
33,780	Chevron Corp.	3,770,861
21,500	ConocoPhillips	1,396,425
4,000	CONSOL Energy, Inc.	149,400
6,400	Denbury Resources, Inc.*	102,848
6,700	Devon Energy Corp.	396,774
4,800	EOG Resources, Inc.	793,152

See Notes to Financial Statements.

Prudential Defensive Equity Fund	21

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
2,700	EQT Corp.	$250,587
76,730	Exxon Mobil Corp.	7,071,437
5,000	Hess Corp.	377,450
11,800	Kinder Morgan, Inc.	401,318
12,200	Marathon Oil Corp.	400,038
5,300	Marathon Petroleum Corp.	461,365
3,100	Murphy Oil Corp.	175,491
2,300	Newfield Exploration Co.*	56,971
6,300	Noble Energy, Inc.	392,679
14,200	Occidental Petroleum Corp.	1,243,494
4,700	Peabody Energy Corp.	80,135
10,500	Phillips 66	767,445
2,510	Pioneer Natural Resources Co.	424,993
3,100	QEP Resources, Inc.	95,759
2,900	Range Resources Corp.	249,951
6,100	Southwestern Energy Co.*	248,209
11,700	Spectra Energy Corp.	420,615
2,300	Tesoro Corp.	118,496
9,500	Valero Energy Corp.	485,450
12,000	Williams Cos., Inc. (The)	485,880
3,500	WPX Energy, Inc.*	66,675

		22,696,519

Paper & Forest Products 0.1%
3,800	International Paper Co.	181,412

Personal Products 0.3%
12,000	Avon Products, Inc.	178,680
7,100	Estee Lauder Cos., Inc. (The) (Class A Stock)	488,054

		666,734

Pharmaceuticals 7.1%
29,500	AbbVie, Inc.	1,452,285
3,240	Actavis PLC*	612,295
5,520	Allergan, Inc.	632,592
30,600	Bristol-Myers Squibb Co.	1,529,082
18,400	Eli Lilly & Co.	993,784
4,400	Forest Laboratories, Inc.*	291,720
3,100	Hospira, Inc.*	136,431
52,400	Johnson & Johnson	4,635,828

See Notes to Financial Statements.

22

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
54,300	Merck & Co., Inc.	$2,876,271
7,100	Mylan, Inc.*	322,411
2,470	Perrigo Co. PLC	384,480
120,300	Pfizer, Inc.	3,657,120
9,200	Zoetis, Inc.	279,312

		17,803,611

Professional Services 0.2%
680	Dun & Bradstreet Corp. (The)	74,800
2,200	Equifax, Inc.	154,132
4,500	Nielsen Holdings NV	190,305
2,500	Robert Half International, Inc.	104,450

		523,687

Real Estate Investment Trusts (REITs) 1.3%
4,100	American Tower Corp.	331,608
1,700	Apartment Investment & Management Co. (Class A Stock)	47,549
1,290	AvalonBay Communities, Inc.	159,315
1,620	Boston Properties, Inc.	175,106
3,500	Equity Residential	193,830
5,700	General Growth Properties, Inc.	114,798
4,800	HCP, Inc.	187,920
3,000	Health Care REIT, Inc.	173,760
8,000	Host Hotels & Resorts, Inc.	147,120
4,400	Kimco Realty Corp.	92,004
1,500	Macerich Co. (The)	84,900
1,900	Plum Creek Timber Co., Inc.	81,833
5,200	Prologis, Inc.	201,552
1,520	Public Storage	239,537
3,210	Simon Property Group, Inc.	497,036
3,100	Ventas, Inc.	193,409
1,900	Vornado Realty Trust	174,477
6,100	Weyerhaeuser Co.	182,268

		3,278,022

Real Estate Management & Development
3,000	CBRE Group, Inc. (Class A Stock)*	79,620

See Notes to Financial Statements.

Prudential Defensive Equity Fund	23

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Road & Rail 1.1%
18,100	CSX Corp.	$487,071
1,970	Kansas City Southern	208,012
5,500	Norfolk Southern Corp.	509,245
1,000	Ryder System, Inc.	71,190
8,240	Union Pacific Corp.	1,435,738

		2,711,256

Semiconductors & Semiconductor Equipment 0.8%
2,000	Altera Corp.	66,860
2,000	Analog Devices, Inc.	96,540
7,700	Applied Materials, Inc.	129,514
3,400	Broadcom Corp. (Class A Stock)	101,184
500	First Solar, Inc.*	25,290
32,100	Intel Corp.	787,734
1,100	KLA-Tencor Corp.	67,617
1,000	Lam Research Corp.*	50,610
1,500	Linear Technology Corp.	66,810
3,500	LSI Corp.	38,605
1,300	Microchip Technology, Inc.	58,318
6,700	Micron Technology, Inc.*	154,368
3,700	NVIDIA Corp.	58,090
7,100	Texas Instruments, Inc.	301,040
1,700	Xilinx, Inc.	78,914

		2,081,494

Software 1.5%
3,000	Adobe Systems, Inc.*	177,570
1,400	Autodesk, Inc.*	71,750
2,100	CA, Inc.	67,368
1,200	Citrix Systems, Inc.*	64,884
1,900	Electronic Arts, Inc.*	50,160
1,900	Intuit, Inc.	139,175
49,000	Microsoft Corp.	1,854,650
22,600	Oracle Corp.	833,940
1,200	Red Hat, Inc.*	67,800
3,600	Salesforce.com, Inc.*	217,908
4,400	Symantec Corp.	94,204

		3,639,409

See Notes to Financial Statements.

24

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Specialty Retail 2.2%
1,100	AutoNation, Inc.*	$54,329
580	AutoZone, Inc.*	287,135
3,600	Bed Bath & Beyond, Inc.*	229,860
4,600	Best Buy Co., Inc.	108,284
3,700	CarMax, Inc.*	166,907
2,000	GameStop Corp. (Class A Stock)	70,140
4,400	Gap, Inc. (The)	167,552
23,700	Home Depot, Inc. (The)	1,821,345
4,100	L Brands, Inc.	214,676
17,600	Lowe’s Cos., Inc.	814,704
1,800	O’Reilly Automotive, Inc.*	235,764
1,800	PetSmart, Inc.	113,400
3,600	Ross Stores, Inc.	244,476
11,000	Staples, Inc.	144,760
1,900	Tiffany & Co.	158,061
11,900	TJX Cos., Inc. (The)	682,584
1,800	Urban Outfitters, Inc.*	64,476

		5,578,453

Textiles, Apparel & Luxury Goods 0.9%
4,700	Coach, Inc.	225,083
830	Fossil Group, Inc.*	92,819
3,000	Michael Kors Holdings Ltd.*	239,790
12,600	NIKE, Inc. (Class B Stock)	917,910
1,370	PVH Corp.	165,592
1,000	Ralph Lauren Corp.	156,890
5,920	VF Corp.	346,024

		2,144,108

Thrifts & Mortgage Finance
5,400	Hudson City Bancorp, Inc.	48,816
3,600	People’s United Financial, Inc.	51,156

		99,972

Tobacco 2.5%
55,500	Altria Group, Inc.	1,954,710
10,200	Lorillard, Inc.	502,044
44,500	Philip Morris International, Inc.	3,477,230
8,700	Reynolds American, Inc.	421,950

		6,355,934

See Notes to Financial Statements.

Prudential Defensive Equity Fund	25

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Trading Companies & Distributors 0.2%
4,900	Fastenal Co.	$215,257
1,110	W.W. Grainger, Inc.	260,273

		475,530

Wireless Telecommunication Services 0.1%
4,400	Crown Castle International Corp.*	312,224

	TOTAL LONG-TERM INVESTMENTS (cost $209,575,719)	238,986,594

Principal Amount (000)#
SHORT-TERM INVESTMENTS 4.8%

U.S. TREASURY OBLIGATIONS(a)(b) 0.7%
	U.S. Treasury Bills
1,300	0.02%, 03/20/14	1,299,944
500	0.04%, 03/20/14	499,978

	TOTAL U.S. TREASURY OBLIGATIONS (cost $1,799,942)	1,799,922

Shares
AFFILIATED MONEY MARKET MUTUAL FUND 4.1%
10,140,726	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $10,140,726)(c)	10,140,726

	TOTAL SHORT-TERM INVESTMENTS (cost $11,940,668)	11,940,648

	TOTAL INVESTMENTS 100.3% (cost $221,516,387; Note 5)	250,927,242
	Liabilities in excess of other assets(d) (0.3)%	(635,240)

	NET ASSETS 100%	$250,292,002

The following abbreviations are used in the portfolio descriptions:

NASDAQ—National Association for Securities Dealers Automated Quotations

REIT—Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(b)	Rates shown are the effective yields at purchase date.

See Notes to Financial Statements.

26

(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(d)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at January 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2014	Unrealized Appreciation (Depreciation)
	Long Positions:
32	S&P 500 E-Mini	Mar. 2014	$2,830,000	$2,842,560	$12,560
8	S&P 500 Index	Mar. 2014	3,580,788	3,553,200	(27,588)
255	CBOE Volatility Index	Feb. 2014	3,951,600	4,488,000	536,400

					$521,372

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Aerospace & Defense	$8,078,160	$—	$—
Air Freight & Logistics	2,235,542	—	—
Airlines	725,052	—	—
Auto Components	1,120,851	—	—
Automobiles	1,907,733	—	—
Beverages	9,527,621	—	—
Biotechnology	7,849,770	—	—
Building Products	210,590	—	—
Capital Markets	3,577,931	—	—

See Notes to Financial Statements.

Prudential Defensive Equity Fund	27

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

	Level 1	Level 2	Level 3
Common Stocks (continued):
Chemicals	$3,485,065	$—	$—
Commercial Banks	4,740,563	—	—
Commercial Services & Supplies	1,375,545	—	—
Communications Equipment	1,847,783	—	—
Computers & Peripherals	4,017,171	—	—
Construction & Engineering	484,434	—	—
Construction Materials	67,903	—	—
Consumer Finance	1,604,296	—	—
Containers & Packaging	287,487	—	—
Distributors	213,850	—	—
Diversified Consumer Services	186,885	—	—
Diversified Financial Services	8,505,872	—	—
Diversified Telecommunication Services	4,441,496	—	—
Electric Utilities	5,607,885	—	—
Electrical Equipment	2,198,647	—	—
Electronic Equipment, Instruments & Components	442,174	—	—
Energy Equipment & Services	5,186,804	—	—
Food & Staples Retailing	10,172,903	—	—
Food Products	6,824,381	—	—
Gas Utilities	402,330	—	—
Health Care Equipment & Supplies	6,205,614	—	—
Health Care Providers & Services	6,253,618	—	—
Health Care Technology	312,895	—	—
Hotels, Restaurants & Leisure	4,598,696	—	—
Household Durables	1,086,773	—	—
Household Products	8,747,160	—	—
Independent Power Producers & Energy Traders	373,620	—	—
Industrial Conglomerates	6,805,971	—	—
Insurance	4,388,096	—	—
Internet & Catalog Retail	3,897,150	—	—
Internet Software & Services	3,530,777	—	—
IT Services	3,668,228	—	—
Leisure Equipment & Products	309,016	—	—
Life Sciences Tools & Services	1,642,085	—	—
Machinery	4,981,531	—	—
Media	9,854,527	—	—
Metals & Mining	699,199	—	—
Multi-Utilities	3,804,693	—	—
Multiline Retail	1,791,946	—	—
Office Electronics	80,290	—	—
Oil, Gas & Consumable Fuels	22,696,519	—	—
Paper & Forest Products	181,412	—	—
Personal Products	666,734	—	—

See Notes to Financial Statements.

28

	Level 1	Level 2	Level 3
Common Stocks (continued):
Pharmaceuticals	$17,803,611	$—	$—
Professional Services	523,687	—	—
Real Estate Investment Trusts (REITs)	3,278,022	—	—
Real Estate Management & Development	79,620	—	—
Road & Rail	2,711,256	—	—
Semiconductors & Semiconductor Equipment	2,081,494	—	—
Software	3,639,409	—	—
Specialty Retail	5,578,453	—	—
Textiles, Apparel & Luxury Goods	2,144,108	—	—
Thrifts & Mortgage Finance	99,972	—	—
Tobacco	6,355,934	—	—
Trading Companies & Distributors	475,530	—	—
Wireless Telecommunication Services	312,224	—	—
U.S. Treasury Obligations	—	1,799,922	—
Affiliated Money Market Mutual Fund	10,140,726	—	—
Other Financial Instruments*
Futures	521,372	—	—

Total	$249,648,692	$1,799,922	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2014 were as follows:

Oil, Gas & Consumable Fuels	9.1%
Pharmaceuticals	7.1
Food & Staples Retailing	4.1
Affiliated Money Market Mutual Fund	4.1
Media	3.9
Beverages	3.8
Household Products	3.5
Diversified Financial Services	3.4
Aerospace & Defense	3.2
Biotechnology	3.1
Food Products	2.7
Industrial Conglomerates	2.7
Tobacco	2.5
Health Care Providers & Services	2.5
Health Care Equipment & Supplies	2.5
Electric Utilities	2.2
Specialty Retail	2.2
Energy Equipment & Services	2.1
Machinery	2.0%
Commercial Banks	1.9
Hotels, Restaurants & Leisure	1.8
Diversified Telecommunication Services	1.8
Insurance	1.8
Computers & Peripherals	1.6
Internet & Catalog Retail	1.6
Multi-Utilities	1.5
IT Services	1.5
Software	1.5
Capital Markets	1.4
Internet Software & Services	1.4
Chemicals	1.4
Real Estate Investment Trusts (REITs)	1.3
Road & Rail	1.1
Air Freight & Logistics	0.9
Electrical Equipment	0.9
Textiles, Apparel & Luxury Goods	0.9

See Notes to Financial Statements.

Prudential Defensive Equity Fund	29

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Semiconductors & Semiconductor Equipment	0.8%
Automobiles	0.8
Communications Equipment	0.7
U.S. Treasury Obligations	0.7
Multiline Retail	0.7
Life Sciences Tools & Services	0.7
Consumer Finance	0.6
Commercial Services & Supplies	0.6
Auto Components	0.4
Household Durables	0.4
Airlines	0.3
Metals & Mining	0.3
Personal Products	0.3
Professional Services	0.2
Construction & Engineering	0.2
Trading Companies & Distributors	0.2
Electronic Equipment, Instruments & Components	0.2
Gas Utilities	0.2%
Independent Power Producers & Energy Traders	0.2
Health Care Technology	0.1
Wireless Telecommunication Services	0.1
Leisure Equipment & Products	0.1
Containers & Packaging	0.1
Distributors	0.1
Building Products	0.1
Diversified Consumer Services	0.1
Paper & Forest Products	0.1

100.3
Liabilities in excess of other assets	(0.3)

100.0%

The Fund invested in various derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and interest rate risk. The effect of such derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from broker-variation margin	$548,960	*	Due from broker-variation margin	$27,568	*

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

30

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$686,006

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$53,879

For the six months ended January 31, 2014, the Fund’s average value at trade date for futures long position was $10,728,041.

The Fund invested in derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting as well as instruments subject to collateral arrangements. The information about offsetting and related netting arrangements for assets and liabilities is presented in the summary below.

Offsetting of derivative assets and liabilities:

Description	Gross Amounts Recognized	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position
Assets:
Exchange-traded and cleared derivatives	$225,690	$—	$—	$225,690
Collateral Amounts Pledged/(Received):
Exchange-traded and cleared derivatives				—

Net Amount				$225,690

See Notes to Financial Statements.

Prudential Defensive Equity Fund	31

Statement of Assets and Liabilities

January 31, 2014 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $211,375,661)	$240,786,516
Affiliated investments (cost $10,140,726)	10,140,726
Dividends and interest receivable	296,449
Due from broker-variation margin	225,690
Tax reclaim receivable	72,635
Receivable for Fund shares sold	69,298
Prepaid expenses	1,735

Total assets	251,593,049

Liabilities
Payable for Fund shares reacquired	768,515
Accrued expenses and other liabilities	235,926
Management fee payable	164,299
Distribution fee payable	98,425
Affiliated transfer agent fee payable	31,234
Deferred trustees’ fees	2,648

Total liabilities	1,301,047

Net Assets	$250,292,002

Net assets were comprised of:
Shares of beneficial interest, at par	$19,856
Paid-in capital, in excess of par	222,546,523

222,566,379
Accumulated net investment loss	(80,401)
Accumulated net realized loss on investment and foreign currency transactions	(2,128,550)
Net unrealized appreciation on investments and foreign currencies	29,934,574

Net assets, January 31, 2014	$250,292,002

See Notes to Financial Statements.

32

Class A:
Net asset value and redemption price per share, ($178,501,695 / 14,153,500 shares of common stock issued and outstanding)	$12.61
Maximum sales charge (5.5% of offering price)	.73

Maximum offering price to public	$13.34

Class B:
Net asset value, offering price and redemption price per share, ($19,348,195 / 1,536,964 shares of common stock issued and outstanding)	$12.59

Class C:
Net asset value, offering price and redemption price per share, ($48,400,043 / 3,845,417 shares of common stock issued and outstanding)	$12.59

Class R:
Net asset value, offering price and redemption price per share, ($380,334 / 30,166 shares of common stock issued and outstanding)	$12.61

Class X:
Net asset value, offering price and redemption price per share, ($46,641 / 3,698 shares of common stock issued and outstanding)	$12.61

Class Z:
Net asset value, offering price and redemption price per share, ($3,615,094 / 286,344 shares of common stock issued and outstanding)	$12.63

See Notes to Financial Statements.

Prudential Defensive Equity Fund	33

Statement of Operations

Six Months Ended January 31, 2014 (Unaudited)

Net Income
Income
Unaffiliated dividend income (net of foreign withholding taxes $11,284)	$2,687,125
Interest income	1,017

2,688,142

Expenses
Management fee	955,269
Distribution fee—Class A	272,192
Distribution fee—Class B	100,905
Distribution fee—Class C	245,632
Distribution fee—Class R	1,425
Distribution fee—Class X	91
Transfer agent’s fees and expenses (including affiliated expense of $48,000)	187,000
Custodian’s fees and expenses	106,000
Registration fees	36,000
Audit fee	31,000
Reports to shareholders	29,000
Legal fee	11,000
Trustees’ fees	8,000
Insurance expense	2,000
Miscellaneous	12,001

Total expenses	1,997,515
Less: Distribution fee waiver—Class A (Note 2)	(45,365)
Distribution fee waiver—Class R (Note 2)	(475)

Net Expenses	1,951,675

Net Investment Income	736,467

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) on:
Investment transactions	301,351
Foreign currency transactions	(982)
Futures transactions	686,006

986,375

Net change in unrealized appreciation (depreciation) on:
Investments	7,998,793
Foreign currencies	1,957
Futures	53,879

8,054,629

Net gain on investments	9,041,004

Net Increase in Net Assets Resulting From Operations	$9,777,471

See Notes to Financial Statements.

34

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2014	Year Ended July 31, 2013
Increase (Decrease) In Net Assets
Operations
Net investment income	$736,467	$2,086,462
Net realized gain on investment and foreign currency transactions	986,375	41,105,566
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	8,054,629	(5,046,816)

Net increase in net assets resulting from operations	9,777,471	38,145,212

Dividends and distributions (Note 1)
Dividends from net investment income:
Class A	(1,706,561)	(3,164,951)
Class B	(46,788)	(263,105)
Class C	(119,274)	(579,854)
Class R	(2,728)	(5,392)
Class X	(528)	(3,285)
Class Z	(42,064)	(75,420)

	(1,917,943)	(4,092,007)

Dividends from net realized gain:
Class A	(8,953,338)	—
Class B	(956,040)	—
Class C	(2,437,173)	—
Class R	(19,075)	—
Class X	(2,769)	—
Class Z	(176,605)	—

	(12,545,000)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	8,132,887	10,754,031
Net asset value of shares issued in reinvestment of dividends and distributions	14,034,437	3,973,284
Cost of shares reacquired	(20,167,671)	(46,332,983)

Net increase (decrease) in net assets resulting from Fund share transactions	1,999,653	(31,605,668)

Total increase (decrease)	(2,685,819)	2,447,537

Net Assets
Beginning of period	252,977,821	250,530,284

End of period (a)	$250,292,002	$252,977,821

(a) Includes undistributed net income of:	$—	$1,101,075

See Notes to Financial Statements.

Prudential Defensive Equity Fund	35

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 16 (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end, diversified management investment company presently consisting of two portfolios: Prudential Defensive Equity Fund (the “Fund”) and Target Conservative Allocation Fund. These financial statements relate only to Prudential Defensive Equity Fund. The financial statements of the other portfolio are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

The investment objective of the Fund is to seek long-term capital appreciation.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or deemed not representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the

36

NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities;

Prudential Defensive Equity Fund	37

Notes to Financial Statements

(Unaudited) continued

assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation

38

(depreciation) on investments and foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, and to manage yield curve and duration. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures, and guarantees the futures and options contracts against default.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other a determinable amount, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During

Prudential Defensive Equity Fund	39

Notes to Financial Statements

(Unaudited) continued

the reporting period, no instances occurred where the right to set-off existed and management has not elected to offset.

The Fund is party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-

40

the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of January 31, 2014, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual. The Fund invests in real estate investment trusts, (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Net investment income or loss (other than distribution fees which are charged directly to its respective class), unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends from net investment income are declared and paid annually. Distributions of net realized capital and currency gains, if any, are declared and paid annually.

Dividends and distributions to shareholders which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Prudential Defensive Equity Fund	41

Notes to Financial Statements

(Unaudited) continued

Taxes: It is the Fund’s intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PI pays for the services of QMA, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75% of the average daily net assets up to $500 million, .70% of average daily net assets for the next $500 million and .65% of average daily net assets in excess of $1 billion. The effective management fee rate was .75% for the six months ended January 31, 2014.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. In addition, the Fund has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), which, together with PIMS, serves as co-distributor of the Class X shares of the Fund. The Fund compensates PIMS and PAD, as applicable, for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class X shares, pursuant to plans of distribution

42

(the “Distribution Plans”), regardless of expenses actually incurred by PIMS or PAD. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS and PAD, as applicable, for distribution related activities at an annual rate of up to .30%, 1%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, R and X shares, respectively. PIMS has contractually agreed through November 30, 2014 to limit such expenses to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

Management has received the maximum allowable amount of sales charges for Class X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the Manager are contributed back into the Fund and included in the Financial Highlights as a contribution to capital.

PIMS has advised the Fund that it has received $64,944 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2014. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs. PIMS has advised the Fund that for the six months ended January 31, 2014, it has received $117, $9,102 and $1,937 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PIMS and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Prudential Defensive Equity Fund	43

Notes to Financial Statements

(Unaudited) continued

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. government securities, for the six months ended January 31, 2014, aggregated $96,730,154 and $108,549,743, respectively.

Note 5. Tax Information

The United States federal income tax basis of investments and the net unrealized appreciation as of January 31, 2014 were as follows:

Tax Basis	$224,152,309

Appreciation	30,399,372
Depreciation	(3,624,439)

Net Unrealized Appreciation	$26,774,933

The book basis may differ from tax basis due to certain tax related adjustments.

The Fund utilized approximately $25,836,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended July 31, 2013.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R, Class X and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis

44

approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class X shares are generally closed to new purchases. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and 1% in the eighth year. Class X shares automatically convert to Class A shares on a monthly basis approximately ten years after purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

As of January 31, 2014, Prudential owns 249 shares of Class R.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2014:
Shares sold	358,800	$4,659,538
Shares issued in reinvestment of dividends and distributions	818,551	10,477,454
Shares reacquired	(1,151,855)	(14,919,013)

Net increase (decrease) in shares outstanding before conversion	25,496	217,979
Shares issued upon conversion from Class B and Class X	157,931	2,059,303

Net increase (decrease) in shares outstanding	183,427	$2,277,282

Year ended July 31, 2013:
Shares sold	513,428	$6,198,588
Shares issued in reinvestment of dividends and distributions	267,592	3,106,744
Shares reacquired	(2,643,619)	(31,430,563)

Net increase (decrease) in shares outstanding before conversion	(1,862,599)	(22,125,231)
Shares issued upon conversion from Class B and Class X	623,668	7,526,298
Shares reacquired upon conversion into Class Z	(4,119)	(48,752)

Net increase (decrease) in shares outstanding	(1,243,050)	$(14,647,685)

Prudential Defensive Equity Fund	45

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended January 31, 2014:
Shares sold	92,065	$1,188,460
Shares issued in reinvestment of dividends and distributions	77,954	997,032
Shares reacquired	(101,940)	(1,316,094)

Net increase (decrease) in shares outstanding before conversion	68,079	869,398
Shares reacquired upon conversion into Class A	(154,482)	(2,000,663)

Net increase (decrease) in shares outstanding	(86,403)	$(1,131,265)

Year ended July 31, 2013:
Shares sold	178,513	$2,146,514
Shares issued in reinvestment of dividends and distributions	22,454	260,470
Shares reacquired	(210,118)	(2,504,917)

Net increase (decrease) in shares outstanding before conversion	(9,151)	(97,933)
Shares reacquired upon conversion into Class A	(602,753)	(7,246,680)

Net increase (decrease) in shares outstanding	(611,904)	$(7,344,613)

Class C
Six months ended January 31, 2014:
Shares sold	124,193	$1,601,976
Shares issued in reinvestment of dividends and distributions	182,822	2,338,297
Shares reacquired	(262,566)	(3,379,667)

Net increase (decrease) in shares outstanding before conversion	44,449	560,606
Shares reacquired upon conversion into Class Z	(1,607)	(21,069)

Net increase (decrease) in shares outstanding	42,842	$539,537

Year ended July 31, 2013:
Shares sold	153,793	$1,850,504
Shares issued in reinvestment of dividends and distributions	45,590	528,828
Shares reacquired	(929,412)	(11,093,358)

Net increase (decrease) in shares outstanding before conversion	(730,029)	(8,714,026)
Shares reacquired upon conversion into Class Z	(1,150)	(13,873)

Net increase (decrease) in shares outstanding	(731,179)	$(8,727,899)

46

Class R	Shares	Amount
Six months ended January 31, 2014:
Shares sold	519	$6,747
Shares issued in reinvestment of dividends and distributions	1,703	21,803
Shares reacquired	(1,089)	(13,987)

Net increase (decrease) in shares outstanding	1,133	$14,563

Year ended July 31, 2013:
Shares sold	778	$9,309
Shares issued in reinvestment of dividends and distributions	464	5,393
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	1,242	$14,702

Class X
Six months ended January 31, 2014:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	258	3,297
Shares reacquired	(2)	(23)

Net increase (decrease) in shares outstanding	256	$3,274
Shares reacquired upon conversion into Class A	(4,512)	(58,640)

Net increase (decrease) in shares outstanding	(4,256)	$(55,366)

Year ended July 31, 2013:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	283	3,285
Shares reacquired	(1,501)	(18,203)

Net increase (decrease) in shares outstanding	(1,218)	(14,918)
Shares reacquired upon conversion into Class A	(23,520)	(279,618)

Net increase (decrease) in shares outstanding	(24,738)	$(294,536)

Class Z
Six months ended January 31, 2014:
Shares sold	51,902	$676,166
Shares issued in reinvestment of dividends and distributions	15,344	196,554
Shares reacquired	(42,110)	(538,887)

Net increase (decrease) in shares outstanding before conversion	25,136	333,833
Shares issued upon conversion from Class C	1,591	21,069

Net increase (decrease) in shares outstanding	26,727	354,902

Year ended July 31, 2013:
Shares sold	45,787	$549,116
Shares issued in reinvestment of dividends and distributions	5,906	68,564
Shares reacquired	(105,415)	(1,285,942)

Net increase (decrease) in shares outstanding before conversion	(53,722)	(668,262)
Shares issued upon conversion from Class A and Class C	5,257	62,625

Net increase (decrease) in shares outstanding	(48,465)	(605,637)

Prudential Defensive Equity Fund	47

Notes to Financial Statements

(Unaudited) continued

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended January 31, 2014.

48

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2014(b)		2013(b)	2012(b)	2011(b)	2010(b)	2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.86		$11.23	$11.12	$9.88	$8.97	$10.72
Income (loss) from investment operations:
Net investment income	.05		.13	.13	.13	.14	.19
Net realized and unrealized gain (loss) on investment transactions	.49		1.72	.09	1.20	.90	(1.59)
Total from investment operations	.54		1.85	.22	1.33	1.04	(1.40)
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.22)	(.11)	(.09)	(.13)	(.25)
Distributions from net realized gains	(.66)		-	-	-	-	(.10)
Total dividends and distributions	(.79)		(.22)	(.11)	(.09)	(.13)	(.35)
Net asset value, end of period	$12.61		$12.86	$11.23	$11.12	$9.88	$8.97
Total Return(a)	4.08%		16.69%	2.05%	13.51%	11.67%	(12.78)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$178,502		$179,711	$170,788	$196,985	$164,925	$142,715
Average net assets (000)	$179,982		$172,847	$188,087	$186,704	$159,007	$131,169
Ratios to average net assets(c)(e):
Expenses after waivers and/or expense reimbursement	1.33%	(f)	1.38%	1.41%	1.37%	1.41%	1.48% (d)
Expenses before waivers and/or expense reimbursement	1.38%	(f)	1.43%	1.46%	1.42%	1.46%	1.53% (d)
Net investment income	.78%	(f)	1.05%	1.19%	1.16%	1.39%	2.18%
Portfolio turnover rate	40%	(g)	239%	174%	151%	140%	249%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of .03%.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average net assets of the Class A shares.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Defensive Equity Fund	49

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended January 31,		Year Ended July 31,
	2014(b)		2013(b)	2012(b)	2011(b)	2010(b)	2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.80		$11.17	$11.06	$9.84	$8.97	$10.66
Income (loss) from investment operations:
Net investment income	-	(g)	.04	.05	.04	.06	.13
Net realized and unrealized gain (loss) on investment transactions	.48		1.73	.09	1.20	.91	(1.58)
Total from investment operations	.48		1.77	.14	1.24	.97	(1.45)
Less Dividends and Distributions:
Dividends from net investment income	(.03)		(.14)	(.03)	(.02)	(.10)	(.14)
Distributions from net realized gains	(.66)		-	-	-	-	(.10)
Total dividends and distributions	(.69)		(.14)	(.03)	(.02)	(.10)	(.24)
Net asset value, end of period	$12.59		$12.80	$11.17	$11.06	$9.84	$8.97
Total Return(a)	3.68%		15.94%	1.26%	12.57%	10.82%	(13.43)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,348		$20,780	$24,968	$36,955	$52,726	$67,013
Average net assets (000)	$20,017		$22,938	$29,979	$46,927	$62,087	$76,425
Ratios to average net assets (c):
Expenses	2.08%	(e)	2.13%	2.16%	2.12%	2.16%	2.23% (d)
Net investment income	.04%	(e)	.30%	.45%	.41%	.65%	1.46%
Portfolio turnover rate	40%	(f)	239%	174%	151%	140%	249%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of .03%.

(e) Annualized.

(f) Not annualized.

(g) Less than $.005.

See Notes to Financial Statements.

50

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2014(b)		2013(b)	2012(b)	2011(b)	2010(b)	2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.80		$11.17	$11.06	$9.84	$8.97	$10.66
Income (loss) from investment operations:
Net investment income	-	(g)	.04	.05	.04	.06	.12
Net realized and unrealized gain (loss) on investment transactions	.48		1.73	.09	1.20	.91	(1.57)
Total from investment operations	.48		1.77	.14	1.24	.97	(1.45)
Less Dividends and Distributions:
Dividends from net investment income	(.03)		(.14)	(.03)	(.02)	(.10)	(.14)
Distributions from net realized gains	(.66)		-	-	-	-	(.10)
Total dividends and distributions	(.69)		(.14)	(.03)	(.02)	(.10)	(.24)
Net asset value, end of period	$12.59		$12.80	$11.17	$11.06	$9.84	$8.97
Total Return(a)	3.68%		15.94%	1.26%	12.57%	10.82%	(13.43)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$48,400		$48,666	$50,632	$58,827	$63,077	$68,208
Average net assets (000)	$48,726		$49,670	$52,831	$62,754	$68,051	$72,815
Ratios to average net assets(c):
Expenses	2.08%	(e)	2.13%	2.16%	2.12%	2.16%	2.23% (d)
Net investment income	.03%	(e)	.30%	.44%	.41%	.64%	1.45%
Portfolio turnover rate	40%	(f)	239%	174%	151%	140%	249%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of .03%.

(e) Annualized.

(f) Not annualized.

(g)	Less than $.005.

See Notes to Financial Statements.

Prudential Defensive Equity Fund	51

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended January 31,		Year Ended July 31,
	2014(b)		2013(b)	2012(b)	2011(b)	2010(b)	2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.85		$11.21	$11.10	$9.87	$8.97	$10.73
Income (loss) from investment operations:
Net investment income	.03		.10	.10	.09	.11	.17
Net realized and unrealized gain (loss) on investment transactions	.48		1.73	.09	1.21	.91	(1.60)
Total from investment operations	.51		1.83	.19	1.30	1.02	(1.43)
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.19)	(.08)	(.07)	(.12)	(.23)
Distributions from net realized gains	(.66)		-	-	-	-	(.10)
Total dividends and distributions	(.75)		(.19)	(.08)	(.07)	(.12)	(.33)
Net asset value, end of period	$12.61		$12.85	$11.21	$11.10	$9.87	$8.97
Total Return(a)	3.92%		16.52%	1.78%	13.16%	11.43%	(13.03)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$380		$373	$311	$341	$578	$761
Average net assets (000)	$377		$341	$306	$497	$632	$1,024
Ratios to average net assets(c)(e):
Expenses after waivers and/or expense reimbursement	1.58%	(f)	1.63%	1.66%	1.62%	1.66%	1.73% (d)
Expenses before waivers and/or expense reimbursement	1.83%	(f)	1.88%	1.91%	1.87%	1.91%	1.98% (d)
Net investment income	.53%	(f)	.81%	.94%	.89%	1.15%	1.97%
Portfolio turnover rate	40%	(g)	239%	174%	151%	140%	249%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of .03%.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

52

Class X Shares
	Six Months Ended January 31,		Year Ended July 31,
	2014(b)		2013(b)	2012(b)	2011(b)	2010(b)	2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.86		$11.22	$11.12	$9.88	$8.97	$10.66
Income (loss) from investment operations:
Net investment income	.06		.12	.13	.12	.10	.13
Net realized and unrealized gain (loss) on investment transactions	.48		1.74	.08	1.21	.91	(1.58)
Total from investment operations	.54		1.86	.21	1.33	1.01	(1.45)
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.22)	(.11)	(.09)	(.10)	(.14)
Distributions from net realized gains	(.66)		-	-	-	-	(.10)
Total dividends and distributions	(.79)		(.22)	(.11)	(.09)	(.10)	(.24)
Capital Contribution	-		-	- (e)	- (e)	- (e)	-
Net asset value, end of period	$12.61		$12.86	$11.22	$11.12	$9.88	$8.97
Total Return(a)	4.08%		16.79%	1.96%	13.51%	11.28%	(13.43)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$47		$102	$367	$777	$1,430	$2,235
Average net assets (000)	$72		$184	$505	$1,112	$1,847	$2,858
Ratios to average net assets(c):
Expenses	1.33%	(f)	1.38%	1.41%	1.37%	1.77%	2.21% (d)
Net investment income	.85%	(f)	1.02%	1.20%	1.15%	1.04%	1.48%
Portfolio turnover rate	40%	(g)	239%	174%	151%	140%	249%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of .03%.

(e) Less than $.005.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Defensive Equity Fund	53

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,
	2014(b)		2013(b)	2012(b)	2011(b)	2010(b)	2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.89		$11.24	$11.14	$9.90	$8.98	$10.74
Income (loss) from investment operations:
Net investment income	.07		.16	.16	.15	.16	.21
Net realized and unrealized gain (loss) on investment transactions	.49		1.74	.08	1.21	.90	(1.60)
Total from investment operations	.56		1.90	.24	1.36	1.06	(1.39)
Less Dividends and Distributions:
Dividends from net investment income	(.16)		(.25)	(.14)	(.12)	(.14)	(.27)
Distributions from net realized gains	(.66)		-	-	-	-	(.10)
Total dividends and distributions	(.82)		(.25)	(.14)	(.12)	(.14)	(.37)
Net asset value, end of period	$12.63		$12.89	$11.24	$11.14	$9.90	$8.98
Total Return(a)	4.23%		17.13%	2.22%	13.75%	11.90%	(12.55)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,615		$3,346	$3,464	$3,539	$3,848	$4,786
Average net assets (000)	$3,488		$3,533	$3,240	$3,846	$4,425	$8,208
Ratios to average net assets(c):
Expenses	1.08%	(e)	1.13%	1.16%	1.12%	1.16%	1.23% (d)
Net investment income	1.02%	(e)	1.30%	1.44%	1.42%	1.64%	2.47%
Portfolio turnover rate	40%	(f)	239%	174%	151%	140%	249%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of .03%.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

54

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’ Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Defensive Equity Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL DEFENSIVE EQUITY FUND

SHARE CLASS	A	B	C	R	X	Z
NASDAQ	PAMGX	DMGBX	PIMGX	SPMRX	N/A	PDMZX
CUSIP	74442X868	74442X785	74442X793	74442X819	74442X835	74442X827

MFSP504E4    0259062-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)    It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)    There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)    (1)  Code of Ethics – Not required, as this is not an annual filing.

         (2)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

         (3)  Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)    Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 16

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 21, 2014

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	March 21, 2014